UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23473)

Kurv ETF Trust
(Exact name of registrant as specified in charter)

1 Letterman Dr. Bldg. C Ste. 3-500

San Francisco, California 94129
(Address of principal executive offices) (Zip code)

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801
(Name and address of agent for service)

(914) 953-8811

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Kurv Copper & Mining Enhanced Income ETF
KCOP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Copper & Mining Enhanced Income ETF (the “Fund”) for the period of  February 12, 2026 (inception date), to May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kcop. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Copper & Mining Enhanced Income ETF	$30	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the copper and copper miner  ETFs
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to copper and copper miner ETFs via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to copper

Top Detractors
↓	Long exposure to copper miners
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 2.71% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Copper & Mining Enhanced Income ETF	PAGE 1	TSR-AR-500948831

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/12/2026)
Kurv Copper & Mining Enhanced Income ETF NAV	2.71
S&P 500 TR	11.34
Visit https://www.kurvinvest.com/etf/kcop for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$29,469,095
Number of Holdings	13
Net Advisory Fee	$48,160
Portfolio Turnover	0%
30-Day SEC Yield	2.22%
30-Day SEC Yield Unsubsidized	2.22%
Distribution Yield	14.26%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	83.9%
Purchased Options	19.8%
Money Market Funds	1%
Written Options	-4.5%
Cash & Other	-0.2%

Top 10 Issuers	(%)
United States Treasury Bill	83.9%
Global X Copper Miners ETF	10.8%
United States Copper ETF	4.5%
Fidelity Government Portfolio	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kcop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Copper & Mining Enhanced Income ETF	PAGE 2	TSR-AR-500948831

Kurv Gold Enhanced Income ETF
KGLD (Principal U.S. Listing Exchange: Cboe)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Gold Enhanced Income ETF (the “Fund”) for the period of  July 7, 2025 (inception date), to May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kgld. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Gold Enhanced Income ETF	$119	1.12%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the gold  ETFs
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to gold  ETFs via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to gold
↑	Exposure to certain option positions
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 35.17% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Gold Enhanced Income ETF	PAGE 1	TSR-AR-500948872

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/07/2025)
Kurv Gold Enhanced Income ETF NAV	35.17
S&P 500 TR	22.98
Visit https://www.kurvinvest.com/etf/kgld for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$101,043,491
Number of Holdings	12
Net Advisory Fee	$439,271
Portfolio Turnover	0%
30-Day SEC Yield	2.48%
30-Day SEC Yield Unsubsidized	2.48%
Distribution Yield	15.52%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	89.3%
Purchased Options	12.4%
Money Market Funds	1.3%
Written Options	-3.7%
Cash & Other	0.7%

Top 10 Issuers	(%)
United States Treasury Bill	89.3%
SPDR Gold Shares	5.6%
iShares Gold Trust	3.2%
Fidelity Government Portfolio	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kgld.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Gold Enhanced Income ETF	PAGE 2	TSR-AR-500948872

Kurv High Income ETF
KYLD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv High Income ETF (the “Fund”) for the period of  October 30, 2025 (inception date), to May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kyld. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv High Income ETF	$67	1.10%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Security selection
- Performance of high-growth stock and assets
- Amount of premium received from writing out-of–the-money call option
POSITIONING
The Fund invests in a portfolio of high-growth stocks and assets with high implied  volatility via both stock and synthetic long positions (long call options and short put options both with the same strike). The Fund employs option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to semiconductor companies
↑	Long exposure to precious metals miners
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Exposure to web3 companies
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 7.50% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv High Income ETF	PAGE 1	TSR-AR-500948849

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2025)
Kurv High Income ETF NAV	7.50
S&P 500 TR	11.91
Visit https://www.kurvinvest.com/etf/kyld for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$41,079,772
Number of Holdings	46
Net Advisory Fee	$164,903
Portfolio Turnover	12%
30-Day SEC Yield	(0.05)%
30-Day SEC Yield Unsubsidized	(0.20)%
Distribution Yield	23.70%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Manufacturing	34.4%
Cash & Other	31.4%
Finance and Insurance	18.3%
Information	6.7%
Professional, Scientific, and Technical Services	4.8%
Utilities	4.3%

Top 10 Issuers	(%)
United States Treasury Bill	22.3%
Global X Silver Miners ETF	6.5%
VanEck Gold Miners ETF	5.8%
Advanced Micro Devices, Inc.	5.7%
Howmet Aerospace, Inc.	5.5%
Fidelity Government Portfolio	5.4%
Teradyne, Inc.	5.2%
BWX Technologies, Inc.	4.9%
AppLovin Corp.	4.8%
Intel Corp.	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kyld.
Kurv High Income ETF	PAGE 2	TSR-AR-500948849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv High Income ETF	PAGE 3	TSR-AR-500948849

Kurv Silver Enhanced Income ETF
KSLV (Principal U.S. Listing Exchange: Cboe)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Silver Enhanced Income ETF (the “Fund”) for the period of  September 29, 2025 (inception date), to May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kslv. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Silver Enhanced Income ETF	$88	1.03%
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the silver  ETFs
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to silver  ETFs via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to silver

Top Detractors
↓	Exposure to certain option positions
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 54.86% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Silver Enhanced Income ETF	PAGE 1	TSR-AR-500948864

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2025)
Kurv Silver Enhanced Income ETF NAV	54.86
S&P 500 TR	14.70
Visit https://www.kurvinvest.com/etf/kslv for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$106,928,733
Number of Holdings	13
Net Advisory Fee	$423,173
Portfolio Turnover	0%
30-Day SEC Yield	2.23%
30-Day SEC Yield Unsubsidized	2.23%
Distribution Yield	26.67%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	82.4%
Purchased Options	21.7%
Money Market Funds	2.4%
Written Options	-9.0%
Cash & Other	2.5%

Top 10 Issuers	(%)
United States Treasury Bill	82.4%
iShares Silver Trust	8.7%
Abrdn Physical Silver Shares ETF	4.0%
Fidelity Government Portfolio	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kslv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Silver Enhanced Income ETF	PAGE 2	TSR-AR-500948864

Kurv Technology Titans Select ETF
KQQQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Technology Titans Select ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Technology Titans Select ETF	$147	1.19%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Security selection
- Performance of top tech stock
- Amount of premium received from writing out-of–the-money call option
POSITIONING
The Fund invests in a portfolio of top tech stocks via both stock and synthetic long positions (long call options and short put options both with the same strike). The Fund  employes option strategties to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Overweight to semiconductor companies
↑	Overweight to non-Nasdaq listed technology companies

Top Detractors
↓	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 46.38% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of: (i) abroad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Technology Titans Select ETF	PAGE 1	TSR-AR-500948302

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND, A REGULATORY INDEX AND SUPPLEMENTAL INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2024)
Kurv Technology Titans Select ETF NAV	46.38	27.11
S&P 500 TR	29.78	19.62
NASDAQ 100 Total Return Index	43.09	26.64
Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$126,417,346
Number of Holdings	56
Net Advisory Fee	$585,226
Portfolio Turnover	35%
30-Day SEC Yield	(0.11)%
30-Day SEC Yield Unsubsidized	(0.18)%
Distribution Yield	13.10%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
Common Stocks	71.8%
U.S. Treasury Bills	14.1%
Money Market Funds	5.3%
Purchased Options	4.5%
Exchange Traded Funds	1.3%
Investments Purchased with Proceeds from Securities Lending	0.1%
Written Options	-1.5%
Cash & Other	4.4%

Top 10 Issuers	(%)
United States Treasury Bill	14.1%
Alphabet, Inc.	11.9%
Amazon.com, Inc.	10.2%
Broadcom, Inc.	7.5%
Intel Corp.	6.4%
Fidelity Government Portfolio	5.3%
Apple, Inc.	5.1%
Advanced Micro Devices, Inc.	4.7%
Meta Platforms, Inc.	4.5%
NVIDIA Corp.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/kqqq.
Kurv Technology Titans Select ETF	PAGE 2	TSR-AR-500948302

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Technology Titans Select ETF	PAGE 3	TSR-AR-500948302

Kurv Yield Premium Strategy Amazon (AMZN) ETF
AMZP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$120	1.03%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year  ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Amazon stock
- Amount of premiums received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Amazon stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Amazon Stock
↑	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 32.93% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 1	TSR-AR-500948401

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV	32.93	29.24
S&P 500 TR	29.78	27.73
Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$23,228,845
Number of Holdings	10
Net Advisory Fee	$157,158
Portfolio Turnover	0%
30-Day SEC Yield	1.48%
30-Day SEC Yield Unsubsidized	1.32%
Distribution Yield	13.66%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	66.2%
Money Market Funds	24.4%
Purchased Options	16.9%
Written Options	-6.8%
Cash & Other	-0.7%

Top 10 Issuers	(%)
United States Treasury Bill	66.2%
Fidelity Government Portfolio	24.4%
Amazon.Com, Inc.	10.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/amzp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Amazon (AMZN) ETF	PAGE 2	TSR-AR-500948401

Kurv Yield Premium Strategy Apple (AAPL) ETF
AAPY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Apple (AAPL) ETF	$122	0.99%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Apple stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Apple stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Apple Stock
↑	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 46.16% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 1	TSR-AR-500948500

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Apple (AAPL) ETF NAV	46.16	19.70
S&P 500 TR	29.78	27.95
Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$6,240,282
Number of Holdings	9
Net Advisory Fee	$48,748
Portfolio Turnover	0%
30-Day SEC Yield	1.80%
30-Day SEC Yield Unsubsidized	1.65%
Distribution Yield	13.02%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	84.9%
Purchased Options	13.8%
Money Market Funds	4.2%
Written Options	-4.5%
Cash & Other	1.6%

Top 10 Issuers	(%)
United States Treasury Bill	84.9%
Apple, Inc.	9.3%
Fidelity Government Portfolio	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/aapy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Apple (AAPL) ETF	PAGE 2	TSR-AR-500948500

Kurv Yield Premium Strategy Google (GOOGL) ETF
GOOP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Google (GOOGL) ETF	$149	0.99%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Google stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Google stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Google Stock

Top Detractors
↓	Exposure to certain option postions
PERFORMANCE
For the fiscal year  ended May 31, 2026, the Fund’s performance was 101.97% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 1	TSR-AR-500948609

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Google (GOOGL) ETF NAV	101.97	44.22
S&P 500 TR	29.78	27.73
Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$28,188,012
Number of Holdings	10
Net Advisory Fee	$152,877
Portfolio Turnover	0%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.45%
Distribution Yield	16.04%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	67.0%
Money Market Funds	19.6%
Purchased Options	16.3%
Written Options	-7.0%
Cash & Other	4.1%

Top 10 Issuers	(%)
United States Treasury Bill	67.0%
Fidelity Government Portfolio	19.6%
Alphabet, Inc.	9.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/goop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Google (GOOGL) ETF	PAGE 2	TSR-AR-500948609

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
MSFY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/msfy. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$104	1.05%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated negative returns with consistent monthly distributions. Option premiums received from option strategies was neutral to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Microsoft stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Microsoft stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Microsoft Stock
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was -1.60% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 1	TSR-AR-500948708

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV	-1.60	8.23
S&P 500 TR	29.78	27.73
Visit https://www.kurvinvest.com/etf/msfy for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$12,244,462
Number of Holdings	10
Net Advisory Fee	$71,934
Portfolio Turnover	0%
30-Day SEC Yield	2.02%
30-Day SEC Yield Unsubsidized	1.88%
Distribution Yield	11.54%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	80.9%
Purchased Options	19.8%
Money Market Funds	1.0%
Written Options	-0.9%
Cash & Other	-0.8%

Top 10 Issuers	(%)
United States Treasury Bill	80.9%
Microsoft Corp.	19.0%
Fidelity Government Portfolio	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/msfy.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	PAGE 2	TSR-AR-500948708

Kurv Yield Premium Strategy Netflix (NFLX) ETF
NFLP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$83	0.99%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated negative returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Netflix stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Netflix stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Netflix Stock
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was -33.22% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 1	TSR-AR-500948807

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV	-33.22	16.44
S&P 500 TR	29.78	27.95
Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$5,997,585
Number of Holdings	9
Net Advisory Fee	$94,728
Portfolio Turnover	0%
30-Day SEC Yield	2.76%
30-Day SEC Yield Unsubsidized	2.59%
Distribution Yield	15.90%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	104.7%
Purchased Options	6.3%
Money Market Funds	1.9%
Written Options	-13.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Bill	104.7%
Fidelity Government Portfolio	1.9%
Netflix, Inc.	-6.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/nflp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	PAGE 2	TSR-AR-500948807

Kurv Yield Premium Strategy Tesla (TSLA) ETF
TSLP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) for the fiscal year ended  May 31, 2026. You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$132	1.20%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated  positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Tesla stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Tesla stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Tesla Stock

Top Detractors
↓	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 19.66% (NAV).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
In addition to the Fund’s performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund’s regulatory index is the S&P 500 TR Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 1	TSR-AR-500948880

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
THE TABLE BELOW SHOWS THE AVERAGE TOTAL RETURNS OF THE FUND AND A REGULATORY INDEX FOR THE PERIOD ENDED MAY 31, 2026.                                                                                                                                                                                                                                                                                                                                             ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV	19.66	23.45
S&P 500 TR	29.78	27.95
Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$23,771,860
Number of Holdings	10
Net Advisory Fee	$217,553
Portfolio Turnover	0%
30-Day SEC Yield	1.79%
30-Day SEC Yield Unsubsidized	1.64%
Distribution Yield	20.28%
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	75.1%
Purchased Options	22.2%
Money Market Funds	1.3%
Written Options	-1.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
United States Treasury Bill	75.1%
Tesla, Inc.	21.1%
Fidelity Government Portfolio	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kurvinvest.com/etf/tslp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kurv Investment Management Inc documents not be householded, please contact Kurv Investment Management Inc at (833) 955-5878, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kurv Investment Management Inc or your financial intermediary.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	PAGE 2	TSR-AR-500948880

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Hyland is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to other services rendered by the Registrant’s principal accountant to the Registrant other than those reported under the “audit services”, “audit-related services”, and “tax services”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant for Kurv Copper & Mining Enhanced Income ETF, Kurv Gold Enhanced Income ETF, Kurv High Income ETF, Kurv Silver Enhanced Income ETF, Kurv Technology Titans Select ETF, Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF.

	FYE 5/31/26	FYE 5/31/25
(a) Audit Fees	$125,400	$79,800
(b) Audit-Related Fees	None	None
(c) Tax Fees	$33,000	$21,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) N/A

(g) N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: John Hyland and Edward E. McRedmond.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Financial Statements
May 31, 2026

Kurv ETF Trust
Kurv Copper & Mining Enhanced Income ETF	| KCOP	| Cboe BZX Exchange, Inc.
Kurv Gold Enhanced Income ETF	| KGLD	| Cboe BZX Exchange, Inc.
Kurv High Income ETF	| KYLD	| Cboe BZX Exchange, Inc.
Kurv Silver Enhanced Income ETF	| KSLV	| Cboe BZX Exchange, Inc.
Kurv Technology Titans Select ETF	| KQQQ	| NASDAQ Stock Market, LLC
Kurv Yield Premium Strategy Amazon (AMZN) ETF	| AMZP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Apple (AAPL) ETF	| AAPY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF	| GOOP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	| MSFY	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	| NFLP	| Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	| TSLP	| Cboe BZX Exchange, Inc.

Kurv Copper & Mining Enhanced Income ETF
Schedule of Investments
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.8%(a)
Call Options - 19.5%
Global X Copper Miners ETF
Expiration: 09/18/2026; Exercise Price: $45.00	$3,895,788	442	$1,927,562
Expiration: 09/18/2026; Exercise Price: $81.00	13,776,282	1,563	2,139,513
United States Copper ETF
Expiration: 07/17/2026; Exercise Price: $26.00	2,863,982	737	960,812
Expiration: 07/17/2026; Exercise Price: $38.00	12,376,910	3,185	707,293
Total Call Options			5,735,180
Put Options - 0.3%
Global X Copper Miners ETF, Expiration: 09/18/2026; Exercise Price: $74.00	2,203,500	250	84,250
United States Copper ETF, Expiration: 07/17/2026; Exercise Price: $33.00	668,392	172	3,049
Total Put Options			87,299
TOTAL PURCHASED OPTIONS (Cost $4,606,865)			5,822,479

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 83.9%(b)(c)
3.59%, 06/11/2026	$5,177,000	5,171,803
3.57%, 09/03/2026	9,816,000	9,724,157
3.56%, 12/24/2026	10,046,000	9,839,915
TOTAL U.S. TREASURY BILLS (Cost $24,744,261)		24,735,875

	Shares
MONEY MARKET FUNDS - 1.0%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	287,368	287,368
TOTAL MONEY MARKET FUNDS (Cost $287,368)		287,368
TOTAL INVESTMENTS - 104.7% (Cost $29,638,494)		$30,845,722
Liabilities in Excess of Other Assets - (4.7)%		(1,376,627)
TOTAL NET ASSETS - 100.0%		$29,469,095

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $22,825,293 which represented 77.5% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

Kurv Copper & Mining Enhanced Income ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%(a)
Call Options - (0.2)%
Global X Copper Miners ETF, Expiration: 06/12/2026; Exercise Price: $96.00	$(4,407,000)	(500)	$(47,500)
Put Options - (4.3)%
Global X Copper Miners ETF, Expiration: 09/18/2026; Exercise Price: $81.00	(13,776,282)	(1,563)	(918,622)
United States Copper ETF, Expiration: 07/17/2026; Exercise Price: $38.00	(12,376,910)	(3,185)	(365,479)
Total Put Options			(1,284,101)
TOTAL WRITTEN OPTIONS (Premiums received $2,249,347)			$(1,331,601)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

KURV GOLD ENHANCED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.4%(a)
Call Options - 12.2%
iShares Gold Trust, Expiration: 07/17/2026; Exercise Price: $65.00	$12,985,931	1,519	$3,191,222
SPDR Gold Shares
Expiration: 06/18/2026; Exercise Price: $330.00	4,713,456	113	994,400
Expiration: 09/18/2026; Exercise Price: $300.00	13,598,112	326	3,969,829
Expiration: 09/18/2026; Exercise Price: $420.00	78,293,424	1,877	4,117,631
Total Call Options			12,273,082
Put Options - 0.2%
SPDR Gold Shares, Expiration: 09/18/2026; Exercise Price: $380.00	14,807,760	355	227,200
TOTAL PURCHASED OPTIONS (Cost $13,242,759)			12,500,282

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 89.3%(b)(c)
3.55%, 06/11/2026	$16,900,000	16,883,035
3.45%, 09/03/2026	37,400,000	37,050,069
3.57%, 12/24/2026	37,050,000	36,289,950
TOTAL U.S. TREASURY BILLS (Cost $90,265,050)		90,223,054

	Shares
MONEY MARKET FUNDS - 1.3%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	1,334,941	1,334,941
TOTAL MONEY MARKET FUNDS (Cost $1,334,941)		1,334,941
TOTAL INVESTMENTS - 103.0% (Cost $104,842,750)		$104,058,277
Liabilities in Excess of Other Assets - (3.0)%		(3,014,786)
TOTAL NET ASSETS - 100.0%		$101,043,491

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $84,773,715 which represented 83.9% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Kurv Gold Enhanced Income ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%(a)
Call Options - (0.1)%
SPDR Gold Shares, Expiration: 06/05/2026; Exercise Price: $429.00	$(10,845,120)	(260)	$(32,630)
Put Options - (3.6)%
SPDR Gold Shares
Expiration: 06/05/2026; Exercise Price: $390.00	(6,882,480)	(165)	(4,950)
Expiration: 09/18/2026; Exercise Price: $420.00	(78,293,424)	(1,877)	(3,652,454)
Total Put Options			(3,657,404)
TOTAL WRITTEN OPTIONS (Premiums received $4,551,316)			$(3,690,034)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

KURV HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 53.1%
Advertising Agencies - 4.9%
AppLovin Corp. - Class A(a)(b)(c)	3,276	$2,008,483
All Other Publishers - 3.8%
Reddit, Inc. - Class A(a)(b)	8,918	1,569,568
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.2%
Shopify, Inc. - Class A(a)(b)	10,920	1,296,313
Instrument Manufacturing for Measuring and Testing Electricity and Electrical Signals - 5.3%
Teradyne, Inc.(b)	5,824	2,179,982
Investment Banking and Securities Intermediation - 3.5%
Robinhood Markets, Inc. - Class A(a)(b)	15,288	1,441,658
Other Aluminum Rolling, Drawing, and Extruding - 5.5%
Howmet Aerospace, Inc.(b)	8,736	2,256,072
Other Electric Power Generation - 4.3%
Vistra Corp.	11,102	1,778,874
Pharmaceutical Preparation Manufacturing - 2.9%
Hims & Hers Health, Inc.(a)(b)(d)	46,046	1,204,103
Semiconductor and Related Device Manufacturing - 14.7%
Advanced Micro Devices, Inc.(a)(b)	4,550	2,348,255
Broadcom, Inc.(b)	4,004	1,788,867
Intel Corp.(a)(b)	16,744	1,920,202
		6,057,324
Turbine and Turbine Generator Set Units Manufacturing - 5.0%
BWX Technologies, Inc.(b)	10,374	2,032,059
TOTAL COMMON STOCKS (Cost $18,858,340)		21,824,436
EXCHANGE TRADED FUNDS - 15.2%
Global X Silver Miners ETF(b)(c)	28,574	2,678,241
VanEck Gold Miners ETF(b)(c)(d)	26,936	2,410,503
Vanguard FTSE Europe ETF	12,740	1,133,987
TOTAL EXCHANGE TRADED FUNDS (Cost $5,755,695)		6,222,731

The accompanying notes are an integral part of these financial statements.

5

KURV HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.8%(e)
Call Options - 2.8%
Applied Materials, Inc., Expiration: 06/18/2026; Exercise Price: $360.00	$1,530,204	34	$314,585
Bloom Energy Corp., Expiration: 06/18/2026; Exercise Price: $165.00	684,000	24	294,600
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $70.00	2,195,200	320	42,880
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	2,233,300	23	493,028
Total Call Options			1,145,093
Put Options - 0.0%(f)
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $665.00(b)(e)(f)	11,074,650	150	17,175
TOTAL PURCHASED OPTIONS (Cost $941,514)			1,162,268

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 22.3%(c)(g)
3.62%, 06/11/2026	$100,000	99,900
3.49%, 09/03/2026	4,200,000	4,160,703
3.58%, 12/24/2026	5,000,000	4,897,429
TOTAL U.S. TREASURY BILLS (Cost $9,162,125)		9,158,032

	Shares
MONEY MARKET FUNDS - 5.4%
Fidelity Government Portfolio - Institutional Class, 3.49%(h)	2,223,282	2,223,282
TOTAL MONEY MARKET FUNDS (Cost $2,223,282)		2,223,282

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(h)	370,520	370,520
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $370,520)		370,520
TOTAL INVESTMENTS - 99.7% (Cost $37,311,476)		$40,961,269
Other Assets in Excess of Liabilities - 0.3%		118,503
TOTAL NET ASSETS - 100.0%		$41,079,772

The accompanying notes are an integral part of these financial statements.

6

KURV HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Continued)
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $12,793,504 which represented 31.1% of net assets.

(d)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $372,560.
(e)	100 shares per contract.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown is the annualized yield as of May 31, 2026.
(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

Kurv High Income ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%(a)
Call Options - (1.4)%
Advanced Micro Devices, Inc., Expiration: 06/12/2026; Exercise Price: $600.00	$(1,445,080)	(28)	$(17,430)
Applied Materials, Inc., Expiration: 06/12/2026; Exercise Price: $500.00	(1,530,204)	(34)	(16,830)
AppLovin Corp., Expiration: 06/12/2026; Exercise Price: $690.00	(1,961,888)	(32)	(33,600)
Bloom Energy Corp., Expiration: 06/12/2026; Exercise Price: $360.00	(684,000)	(24)	(13,320)
Broadcom, Inc., Expiration: 06/12/2026; Exercise Price: $500.00	(938,217)	(21)	(19,372)
BWX Technologies, Inc., Expiration: 06/18/2026; Exercise Price: $230.00	(1,958,800)	(100)	(14,500)
Global X Silver Miners ETF, Expiration: 06/18/2026; Exercise Price: $110.00	(2,586,948)	(276)	(17,250)
Hims & Hers Health, Inc., Expiration: 06/12/2026; Exercise Price: $27.00	(1,202,900)	(460)	(59,570)
Howmet Aerospace, Inc., Expiration: 06/12/2026; Exercise Price: $280.00	(2,169,300)	(84)	(12,180)
Intel Corp., Expiration: 06/12/2026; Exercise Price: $140.00	(1,720,200)	(150)	(23,775)
Micron Technology, Inc., Expiration: 06/12/2026; Exercise Price: $1,100.00	(1,262,300)	(13)	(43,550)
Reddit, Inc., Expiration: 06/12/2026; Exercise Price: $180.00	(1,566,400)	(89)	(69,643)
Robinhood Markets, Inc., Expiration: 06/12/2026; Exercise Price: $88.00	(1,423,930)	(151)	(132,125)
Shopify, Inc., Expiration: 06/12/2026; Exercise Price: $120.00	(1,293,939)	(109)	(51,503)
Teradyne, Inc., Expiration: 06/12/2026; Exercise Price: $420.00	(2,021,274)	(54)	(40,230)
VanEck Gold Miners ETF, Expiration: 06/12/2026; Exercise Price: $95.00	(2,407,281)	(269)	(37,122)
Total Call Options			(602,000)
Put Options - (1.1)%
Applied Materials, Inc., Expiration: 06/18/2026; Exercise Price: $360.00	(1,530,204)	(34)	(6,069)
Bloom Energy Corp., Expiration: 06/18/2026; Exercise Price: $165.00	(684,000)	(24)	(5,376)
Invesco QQQ Trust Series 1, Expiration: 06/18/2026; Exercise Price: $625.00	(11,074,650)	(150)	(7,050)
iShares MSCI Emerging Markets ETF, Expiration: 06/18/2026; Exercise Price: $58.00	(1,097,600)	(160)	(4,160)
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	(2,233,300)	(23)	(415,656)
Total Put Options			(438,311)
TOTAL WRITTEN OPTIONS (Premiums received $1,260,470)			$(1,040,311)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

KURV SILVER ENHANCED INCOME ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 21.7%(a)
Call Options - 21.0%
Abrdn Physical Silver Shares ETF
Expiration: 09/18/2026; Exercise Price: $40.00	$14,932,320	2,080	$6,712,971
Expiration: 09/18/2026; Exercise Price: $81.00	20,797,563	2,897	1,397,223
iShares Silver Trust
Expiration: 09/18/2026; Exercise Price: $42.00	19,767,869	2,893	7,796,722
Expiration: 09/18/2026; Exercise Price: $68.00	60,567,712	8,864	6,586,927
Total Call Options			22,493,843
Put Options - 0.7%
iShares Silver Trust, Expiration: 09/18/2026; Exercise Price: $63.00	11,957,750	1,750	691,250
TOTAL PURCHASED OPTIONS (Cost $25,561,954)			23,185,093

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 82.4%(b)(c)
3.56%, 06/11/2026	$24,580,000	24,555,324
3.46%, 09/03/2026	38,937,000	38,572,688
3.60%, 12/24/2026	25,510,000	24,986,684
TOTAL U.S. TREASURY BILLS (Cost $88,145,876)		88,114,696

	Shares
MONEY MARKET FUNDS - 2.4%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	2,594,757	2,594,757
TOTAL MONEY MARKET FUNDS (Cost $2,594,757)		2,594,757
TOTAL INVESTMENTS - 106.5% (Cost $116,302,587)		$113,894,546
Liabilities in Excess of Other Assets - (6.5)%		(6,965,813)
TOTAL NET ASSETS - 100.0%		$106,928,733

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $81,130,901 which represented 75.9% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

9

Kurv Silver Enhanced Income ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.0)%(a)
Call Options - (0.1)%
iShares Silver Trust, Expiration: 06/12/2026; Exercise Price: $77.00	$(12,641,050)	(1,850)	$(57,350)
Put Options - (8.9)%
Abrdn Physical Silver Shares ETF, Expiration: 09/18/2026; Exercise Price: $81.00	(20,797,563)	(2,897)	(3,823,374)
iShares Silver Trust
Expiration: 06/12/2026; Exercise Price: $62.00	(4,988,090)	(730)	(24,090)
Expiration: 09/18/2026; Exercise Price: $68.00	(60,567,712)	(8,864)	(5,669,148)
Total Put Options			(9,516,612)
TOTAL WRITTEN OPTIONS (Premiums received $11,640,483)			$(9,573,962)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
COMMON STOCKS - 71.8%
Aerospace Product and Parts Manufacturing - 1.9%
RTX Corp.	13,266	$2,383,370
Business Support Services - 2.1%
Uber Technologies, Inc.(a)(b)	38,592	2,716,877
Communications Equipment Manufacturing - 4.2%
Apple, Inc.(c)	17,058	5,323,119
Computer and Peripheral Equipment Manufacturing - 3.9%
Cisco Systems, Inc.(b)	18,492	2,226,806
International Business Machines Corp.(b)	9,246	2,753,459
		4,980,265
Computer Systems Design and Related Services - 11.8%
Alphabet, Inc. - Class A(b)(c)	39,396	14,983,875
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 4.9%
Netflix, Inc.(a)(b)	46,632	4,011,285
Spotify Technology SA(a)(b)(c)	4,422	2,200,741
		6,212,026
Motor Vehicle Manufacturing - 3.1%
Tesla, Inc.(a)(b)(c)	8,947	3,899,013
Other Miscellaneous Retailers - 10.2%
Amazon.com, Inc.(a)(b)(c)	47,436	12,838,079
Semiconductor and Related Device Manufacturing - 23.6%
Advanced Micro Devices, Inc.(a)(c)	11,658	6,016,694
Applied Materials, Inc.	7,236	3,256,634
Broadcom, Inc.(b)(c)	19,878	8,880,894
Intel Corp.(a)(c)	70,350	8,067,738
NVIDIA Corp.(b)(c)	16,886	3,565,310
		29,787,270
Software Publishers - 1.6%
Microsoft Corp.(b)(c)	4,422	1,990,961
Web Search Portals, Libraries, Archives, and Other Information Services - 4.5%
Meta Platforms, Inc. - Class A(b)(c)	8,968	5,672,350
TOTAL COMMON STOCKS (Cost $71,003,067)		90,787,205

The accompanying notes are an integral part of these financial statements.

11

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.5%(d)
Call Options - 3.9%
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $265.00	$7,427,028	238	$1,140,344
Broadcom, Inc., Expiration: 06/18/2026; Exercise Price: $175.00	938,217	21	572,722
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	7,282,500	75	1,607,700
Microsoft Corp., Expiration: 06/18/2026; Exercise Price: $410.00	8,059,296	179	755,473
NVIDIA Corp., Expiration: 06/18/2026; Exercise Price: $186.00	6,481,998	307	817,151
Total Call Options			4,893,390
Put Options - 0.6%
Alphabet, Inc., Expiration: 06/18/2026; Exercise Price: $365.00	1,597,428	42	17,850
Amazon.com, Inc., Expiration: 06/18/2026; Exercise Price: $255.00	1,217,880	45	8,798
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $280.00	1,248,240	40	20,700
Broadcom, Inc., Expiration: 06/18/2026; Exercise Price: $370.00	982,894	22	7,150
Intel Corp., Expiration: 09/18/2026; Exercise Price: $90.00	2,064,240	180	142,200
Invesco QQQ Trust Series 1, Expiration: 09/18/2026; Exercise Price: $690.00	22,149,300	300	523,500
Meta Platforms, Inc., Expiration: 06/18/2026; Exercise Price: $560.00	569,259	9	1,147
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $600.00	1,165,200	12	45,540
Microsoft Corp., Expiration: 09/18/2026; Exercise Price: $370.00	1,035,552	23	12,995
NVIDIA Corp., Expiration: 09/18/2026; Exercise Price: $180.00	992,358	47	33,370
Total Put Options			813,250
TOTAL PURCHASED OPTIONS (Cost $4,383,461)			5,706,640

	Shares
EXCHANGE TRADED FUNDS - 1.3%(e)
Kurv Yield Premium Strategy Google (GOOGL) ETF(f)	15,779	695,854
Kurv Yield Premium Strategy Tesla (TSLA) ETF	45,884	933,771
TOTAL EXCHANGE TRADED FUNDS (Cost $1,461,757)		1,629,625

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 14.1%(b)(g)
3.58%, 06/11/2026	$5,000,000	4,994,980
3.38%, 09/03/2026	6,100,000	6,042,926
3.60%, 12/24/2026	7,000,000	6,856,401
TOTAL U.S. TREASURY BILLS (Cost $17,901,568)		17,894,307

The accompanying notes are an integral part of these financial statements.

12

KURV TECHNOLOGY TITANS SELECT ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Continued)

	Shares	Value
MONEY MARKET FUNDS - 5.3%
Fidelity Government Portfolio - Institutional Class, 3.49%(h)	6,654,025	$6,654,025
TOTAL MONEY MARKET FUNDS (Cost $6,654,025)		6,654,025

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%(h)	69,750	69,750
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $69,750)		69,750
TOTAL INVESTMENTS - 97.1% (Cost $101,473,628)		$122,741,552
Other Assets in Excess of Liabilities - 2.9%		3,675,794
TOTAL NET ASSETS - 100.0%		$126,417,346

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $50,299,069 which represented 39.8% of net assets.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	100 shares per contract.
(e)	Affiliated security as defined by the Investment Company Act of 1940. See Note 5.
(f)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $66,150.
(g)	The rate shown is the annualized yield as of May 31, 2026.
(h)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

13

Kurv Technology Titans Select ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.5)%(a)
Call Options - (0.2)%
Advanced Micro Devices, Inc., Expiration: 06/12/2026; Exercise Price: $600.00	$(3,096,600)	(60)	$(37,350)
Alphabet, Inc., Expiration: 06/05/2026; Exercise Price: $415.00	(6,846,120)	(180)	(5,490)
Amazon.com, Inc., Expiration: 06/05/2026; Exercise Price: $285.00	(6,224,720)	(230)	(15,180)
Apple, Inc., Expiration: 06/12/2026; Exercise Price: $335.00	(6,241,200)	(200)	(7,400)
Broadcom, Inc., Expiration: 06/05/2026; Exercise Price: $505.00	(2,680,620)	(60)	(37,500)
Intel Corp., Expiration: 06/05/2026; Exercise Price: $131.00	(6,192,720)	(540)	(69,930)
Meta Platforms, Inc., Expiration: 06/12/2026; Exercise Price: $680.00	(2,530,040)	(40)	(13,800)
Micron Technology, Inc., Expiration: 06/05/2026; Exercise Price: $1,100.00	(3,398,500)	(35)	(56,962)
Microsoft Corp., Expiration: 06/12/2026; Exercise Price: $475.00	(4,952,640)	(110)	(36,300)
NVIDIA Corp., Expiration: 06/12/2026; Exercise Price: $240.00	(4,222,800)	(200)	(14,900)
Spotify Technology SA, Expiration: 06/05/2026; Exercise Price: $550.00	(2,090,256)	(42)	(4,326)
Tesla, Inc., Expiration: 06/05/2026; Exercise Price: $480.00	(1,873,897)	(43)	(3,569)
Total Call Options			(302,707)
Put Options - (1.3)%
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $265.00	(7,427,028)	(238)	(5,905)
Invesco QQQ Trust Series 1, Expiration: 09/18/2026; Exercise Price: $620.00	(22,149,300)	(300)	(211,500)
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	(7,282,500)	(75)	(1,355,400)
Microsoft Corp., Expiration: 06/18/2026; Exercise Price: $410.00	(8,059,296)	(179)	(30,874)
NVIDIA Corp., Expiration: 06/18/2026; Exercise Price: $186.00	(6,481,998)	(307)	(36,668)
Total Put Options			(1,640,347)
TOTAL WRITTEN OPTIONS (Premiums received $3,380,808)			$(1,943,054)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

14

KURV YIELD PREMIUM STRATEGY AMAZON (AMZN) ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.9%(a)
Call Options - 16.4%
Amazon.Com, Inc.
Expiration: 09/18/2026; Exercise Price: $190.00	$6,251,784	231	$1,951,169
Expiration: 09/18/2026; Exercise Price: $270.00	22,192,480	820	1,847,370
Total Call Options			3,798,539
Put Options - 0.5%
Amazon.Com, Inc., Expiration: 09/18/2026; Exercise Price: $240.00	4,655,008	172	127,968
TOTAL PURCHASED OPTIONS (Cost $3,565,326)			3,926,507

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 66.2%(b)(c)
3.59%, 06/11/2026	$5,500,000	5,494,478
3.40%, 09/03/2026	7,800,000	7,727,020
3.62%, 12/24/2026	2,200,000	2,154,869
TOTAL U.S. TREASURY BILLS (Cost $15,382,579)		15,376,367

	Shares
MONEY MARKET FUNDS - 24.4%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	5,670,844	5,670,844
TOTAL MONEY MARKET FUNDS (Cost $5,670,844)		5,670,844
TOTAL INVESTMENTS - 107.5% (Cost $24,618,749)		$24,973,718
Liabilities in Excess of Other Assets - (7.5)%		(1,744,873)
TOTAL NET ASSETS - 100.0%		$23,228,845

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $15,376,367 which represented 66.2% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

15

KURV YIELD PREMIUM STRATEGY AMAZON (AMZN) ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.8)%(a)
Call Options - (0.3)%
Amazon.Com, Inc.
Expiration: 06/12/2026; Exercise Price: $290.00	$(2,327,504)	(86)	$(9,202)
Expiration: 06/18/2026; Exercise Price: $280.00	(4,709,136)	(174)	(72,558)
Total Call Options			(81,760)
Put Options - (6.5)%
Amazon.Com, Inc., Expiration: 09/18/2026; Exercise Price: $270.00	(22,192,480)	(820)	(1,503,618)
TOTAL WRITTEN OPTIONS (Premiums received $1,755,485)			$(1,585,378)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

16

KURV YIELD PREMIUM STRATEGY APPLE (AAPL) ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 13.8%(a)
Call Options - 13.5%
Apple, Inc.
Expiration: 09/18/2026; Exercise Price: $220.00	$1,560,300	50	$476,300
Expiration: 09/18/2026; Exercise Price: $310.00	5,897,934	189	366,875
Total Call Options			843,175
Put Options - 0.3%
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $265.00	1,560,300	50	15,434
TOTAL PURCHASED OPTIONS (Cost $822,660)			858,609

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 84.9%(b)(c)
3.58%, 06/11/2026	$2,200,000	2,197,791
3.41%, 09/03/2026	1,300,000	1,287,837
3.61%, 12/24/2026	1,850,000	1,812,049
TOTAL U.S. TREASURY BILLS (Cost $5,299,303)		5,297,677

	Shares
MONEY MARKET FUNDS - 4.2%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	262,789	262,789
TOTAL MONEY MARKET FUNDS (Cost $262,789)		262,789
TOTAL INVESTMENTS - 102.9% (Cost $6,384,752)		$6,419,075
Liabilities in Excess of Other Assets - (2.9)%		(178,793)
TOTAL NET ASSETS - 100.0%		$6,240,282

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $4,514,055 which represented 72.3% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

17

KURV YIELD PREMIUM STRATEGY APPLE (AAPL) ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%(a)
Call Options - (0.3)%
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $320.00	$(1,560,300)	(50)	$(18,700)
Put Options - (4.2)%
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $310.00	(5,897,934)	(189)	(260,372)
TOTAL WRITTEN OPTIONS (Premiums received $305,009)			$(279,072)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

18

KURV YIELD PREMIUM STRATEGY GOOGLE (GOOGL) ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.3%(a)
Call Options - 15.8%
Alphabet, Inc.
Expiration: 06/12/2026; Exercise Price: $405.00	$4,031,604	106	$20,034
Expiration: 09/18/2026; Exercise Price: $250.00	6,922,188	182	2,451,260
Expiration: 09/18/2026; Exercise Price: $385.00	26,129,358	687	1,979,247
Total Call Options			4,450,541
Put Options - 0.5%
Alphabet, Inc., Expiration: 09/18/2026; Exercise Price: $340.00	5,324,760	140	155,540
TOTAL PURCHASED OPTIONS (Cost $5,157,847)			4,606,081

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 67.0%(b)(c)
3.59%, 06/11/2026	$5,700,000	5,694,278
3.40%, 09/03/2026	7,000,000	6,934,505
3.61%, 12/24/2026	6,400,000	6,268,709
TOTAL U.S. TREASURY BILLS (Cost $18,905,083)		18,897,492

	Shares
MONEY MARKET FUNDS - 19.6%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	5,515,866	5,515,866
TOTAL MONEY MARKET FUNDS (Cost $5,515,866)		5,515,866
TOTAL INVESTMENTS - 102.9% (Cost $29,578,796)		$29,019,439
Liabilities in Excess of Other Assets - (2.9)%		(831,427)
TOTAL NET ASSETS - 100.0%		$28,188,012

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $18,309,600 which represented 65% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

19

KURV YIELD PREMIUM STRATEGY GOOGLE (GOOGL) ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.0)%(a)
Call Options - (0.0)%(b)
Alphabet, Inc., Expiration: 06/18/2026; Exercise Price: $425.00	$(3,955,536)	(104)	$(11,410)
Put Options - (7.0)%
Alphabet, Inc., Expiration: 09/18/2026; Exercise Price: $385.00	(26,129,358)	(687)	(1,963,446)
TOTAL WRITTEN OPTIONS (Premiums received $1,870,461)			$(1,974,856)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

KURV YIELD PREMIUM STRATEGY MICROSOFT (MSFT) ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.8%(a)
Call Options - 19.4%
Microsoft Corp.
Expiration: 06/18/2026; Exercise Price: $280.00	$3,511,872	78	$1,327,686
Expiration: 06/18/2026; Exercise Price: $410.00	11,210,976	249	1,050,910
Total Call Options			2,378,596
Put Options - 0.4%
Microsoft Corp., Expiration: 09/18/2026; Exercise Price: $395.00	2,431,296	54	52,002
TOTAL PURCHASED OPTIONS (Cost $1,713,633)			2,430,598

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 80.9%(b)(c)
3.58%, 06/11/2026	$3,400,000	3,396,587
3.40%, 09/03/2026	4,000,000	3,962,574
3.54%, 12/24/2026	2,600,000	2,546,663
TOTAL U.S. TREASURY BILLS (Cost $9,910,591)		9,905,824

	Shares
MONEY MARKET FUNDS - 1.0%
Fidelity Government Portfolio - Institutional Class, 3.49%(c)(d)	118,194	118,194
TOTAL MONEY MARKET FUNDS (Cost $118,194)		118,194
TOTAL INVESTMENTS - 101.7% (Cost $11,742,418)		$12,454,616
Liabilities in Excess of Other Assets - (1.7)%		(210,154)
TOTAL NET ASSETS - 100.0%		$12,244,462

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $9,905,824 which represented 80.9% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

21

KURV YIELD PREMIUM STRATEGY MICROSOFT (MSFT) ETF
SCHEDULE OF WRITTEN OPTIONS
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%(a)
Call Options - (0.5)%
Microsoft Corp.
Expiration: 06/12/2026; Exercise Price: $470.00	$(1,215,648)	(27)	$(11,178)
Expiration: 06/18/2026; Exercise Price: $450.00	(1,845,984)	(41)	(54,817)
Total Call Options			(65,995)
Put Options - (0.4)%
Microsoft Corp., Expiration: 06/18/2026; Exercise Price: $410.00	(11,210,976)	(249)	(42,948)
TOTAL WRITTEN OPTIONS (Premiums received $698,777)			$(108,943)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

22

KURV YIELD PREMIUM STRATEGY NETFLIX (NFLX) ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.3%(a)
Call Options - 5.9%
Netflix, Inc.
Expiration: 06/18/2026; Exercise Price: $48.00	$739,772	86	$328,282
Expiration: 06/18/2026; Exercise Price: $96.00	6,589,132	766	26,672
Total Call Options			354,954
Put Options - 0.4%
Netflix, Inc., Expiration: 06/18/2026; Exercise Price: $84.00	1,341,912	156	22,275
TOTAL PURCHASED OPTIONS (Cost $801,297)			377,229

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 104.7%(b)(c)
3.59%, 06/11/2026	$2,200,000	2,197,792
3.40%, 09/03/2026	1,800,000	1,783,158
3.59%, 12/24/2026	2,350,000	2,301,792
TOTAL U.S. TREASURY BILLS (Cost $6,285,257)		6,282,742

	Shares
MONEY MARKET FUNDS - 1.9%
Fidelity Government Portfolio - Institutional Class, 3.49%(c)(d)	114,158	114,158
TOTAL MONEY MARKET FUNDS (Cost $114,158)		114,158
TOTAL INVESTMENTS - 112.9% (Cost $7,200,712)		$6,774,129
Liabilities in Excess of Other Assets - (12.9)%		(776,544)
TOTAL NET ASSETS - 100.0%		$5,997,585

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $6,282,742 which represented 104.8% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

23

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.0)%(a)
Call Options - (0.1)%
Netflix, Inc., Expiration: 06/12/2026; Exercise Price: $92.00	$(1,797,818)	(209)	$(7,315)
Put Options - (12.9)%
Netflix, Inc., Expiration: 06/18/2026; Exercise Price: $96.00	(6,589,132)	(766)	(771,278)
TOTAL WRITTEN OPTIONS (Premiums received $527,608)			$(778,593)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

24

KURV YIELD PREMIUM STRATEGY TESLA (TSLA) ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 22.2%(a)
Call Options - 21.6%
Tesla, Inc.
Expiration: 06/18/2026; Exercise Price: $250.00	$5,970,323	137	$2,553,132
Expiration: 06/18/2026; Exercise Price: $390.00	22,617,501	519	2,594,481
Total Call Options			5,147,613
Put Options - 0.6%
Tesla, Inc., Expiration: 09/18/2026; Exercise Price: $370.00	3,573,478	82	132,676
TOTAL PURCHASED OPTIONS (Cost $4,613,112)			5,280,289

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 75.1%(b)(c)
3.58%, 06/11/2026	$8,100,000	8,091,868
3.39%, 09/03/2026	5,200,000	5,151,347
3.60%, 12/24/2026	4,700,000	4,603,583
TOTAL U.S. TREASURY BILLS (Cost $17,852,955)		17,846,798

	Shares
MONEY MARKET FUNDS - 1.3%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	304,703	304,703
TOTAL MONEY MARKET FUNDS (Cost $304,703)		304,703
TOTAL INVESTMENTS - 98.6% (Cost $22,770,770)		$23,431,790
Other Assets in Excess of Liabilities - 1.4%		340,070
TOTAL NET ASSETS - 100.0%		$23,771,860

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $17,846,798 which represented 75.1% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

25

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Schedule of Written Options
May 31, 2026

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%(a)
Call Options - (0.5)%
Tesla, Inc.
Expiration: 06/12/2026; Exercise Price: $470.00	$(2,353,266)	(54)	$(23,760)
Expiration: 06/18/2026; Exercise Price: $465.00	(4,750,111)	(109)	(82,198)
Total Call Options			(105,958)
Put Options - (0.6)%
Tesla, Inc., Expiration: 06/18/2026; Exercise Price: $390.00	(22,617,501)	(519)	(147,396)
TOTAL WRITTEN OPTIONS (Premiums received $1,681,616)			$(253,354)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

26

KURV ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Kurv Copper & Mining Enhanced Income ETF	Kurv Gold Enhanced Income ETF	Kurv High Income ETF	Kurv Silver Enhanced Income ETF	Kurv Technology Titans Select ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 30,845,722	$ 104,058,277	$ 40,961,269	$113,894,546	$121,111,927
Investments in affiliated securities, at value	—	—	—	—	1,629,625
Deposits at broker for option contracts	—	750,632	—	2,500,787	1,186,757
Receivable for investments sold	63,637	—	2,267,290	181,747	5,607,304
Dividends receivable	1,302	5,741	12,330	8,162	40,518
Interest receivable	—	262	—	5,758	—
Security lending income receivable	—	—	124	—	182
Total assets	30,910,661	104,814,912	43,241,013	116,591,000	129,576,313
LIABILITIES:
Written option, at value	1,331,601	3,690,034	1,040,311	9,573,962	1,943,054
Due to broker	—	—	5,885	—	—
Payable for investments purchased	87,566	—	707,365	1,550	1,027,649
Payable for unitary advisor fee	22,399	79,854	33,117	86,755	92,114
Interest payable	—	1,533	4,043	—	26,400
Payable upon return of securities loaned	—	—	370,520	—	69,750
Total liabilities	1,441,566	3,771,421	2,161,241	9,662,267	3,158,967
NET ASSETS	$ 29,469,095	$ 101,043,491	$ 41,079,772	$ 106,928,733	$ 126,417,346
Net Assets Consists of:
Paid-in capital	$27,815,100	$101,085,670	$40,722,776	$106,961,949	$109,124,860
Total distributable earnings/(accumulated losses)	1,653,995	(42,179)	356,996	(33,216)	17,292,486
Total net assets	$ 29,469,095	$ 101,043,491	$ 41,079,772	$ 106,928,733	$ 126,417,346
Net assets	$ 29,469,095	$ 101,043,491	$ 41,079,772	$ 106,928,733	$ 126,417,346
Shares issued and outstanding (unlimited shares authorized without par value)	1,190,000	3,330,000	1,820,000	3,230,000	4,020,000
Net asset value per share	$24.76	$30.34	$22.57	$33.10	$31.45
Cost:
Investments in unaffiliated securities, at cost	$ 29,638,494	$ 104,842,750	$37,311,476	$116,302,587	$100,011,871
Investments in affiliated securities, at cost	$—	$—	$—	$—	$1,461,757
Proceeds:
Written options premium received	$2,249,347	$4,551,316	$1,260,470	$11,640,483	$3,380,808
LOANED SECURITIES:
at value (included in investments)	$—	$—	$372,560	$—	$66,150

The accompanying notes are an integral part of these financial statements.

27

KURV ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Continued)

	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF
ASSETS:
Investments, at value	$ 24,973,718	$6,419,075	$ 29,019,439	$ 12,454,616	$6,774,129
Deposits at broker for option contracts	6	8	6	20	10
Receivable for investments sold	22,499	133,340	136,500	12,242	6,996
Dividends receivable	2,962	442	4,076	443	457
Receivable for fund shares sold	—	—	1,321,353	—	—
Total assets	24,999,185	6,552,865	30,481,374	12,467,321	6,781,592
LIABILITIES:
Written option, at value	1,585,378	279,072	1,974,856	108,943	778,593
Payable for investments purchased	165,225	28,519	295,504	104,433	—
Payable to Adviser	19,737	4,992	23,002	9,483	5,414
Total liabilities	1,770,340	312,583	2,293,362	222,859	784,007
NET ASSETS	$ 23,228,845	$6,240,282	$ 28,188,012	$ 12,244,462	$5,997,585
Net Assets Consists of:
Paid-in capital	$24,632,376	$7,289,733	$31,412,572	$12,912,723	$8,754,395
Total accumulated losses	(1,403,531)	(1,049,451)	(3,224,560)	(668,261)	(2,756,810)
Total net assets	$ 23,228,845	$6,240,282	$ 28,188,012	$ 12,244,462	$5,997,585
Net assets	$ 23,228,845	$6,240,282	$ 28,188,012	$ 12,244,462	$5,997,585
Shares issued and outstanding (unlimited shares authorized without par value)	770,000	230,000	640,000	600,000	270,000
Net asset value per share	$30.17	$27.13	$44.04	$20.41	$22.21
Cost:
Investments, at cost	$ 24,618,749	$6,384,752	$ 29,578,796	$11,742,418	$7,200,712
Proceeds:
Written options premium received	$1,755,485	$305,009	$1,870,461	$698,777	$527,608

The accompanying notes are an integral part of these financial statements.

28

KURV ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Continued)

Kurv Yield Premium Strategy Tesla (TSLA) ETF
ASSETS:
Investments, at value	$ 23,431,790
Deposits at broker for option contracts	3,004
Receivable for investments sold	993,285
Dividends receivable	962
Total assets	24,429,041
LIABILITIES:
Written option, at value	253,354
Payable for investments purchased	384,732
Payable to Adviser	19,095
Total liabilities	657,181
NET ASSETS	$ 23,771,860
Net Assets Consists of:
Paid-in capital	$27,361,715
Total accumulated losses	(3,589,855)
Total net assets	$ 23,771,860
Net assets	$ 23,771,860
Shares issued and outstanding (unlimited shares authorized without par value)	1,170,000
Net asset value per share	$20.32
Cost:
Investments, at cost	$ 22,770,770
Proceeds:
Written options premium received	$1,681,616

The accompanying notes are an integral part of these financial statements.

29

KURV ETF TRUST
STATEMENTS OF OPERATIONS
For the Year or Period Ended May 31, 2026

	Kurv Copper & Mining Enhanced Income ETF(a)	Kurv Gold Enhanced Income ETF(b)	Kurv High Income ETF(c)	Kurv Silver Enhanced Income ETF(d)	Kurv Technology Titans Select ETF
INVESTMENT INCOME:
Dividend income	$5,151	$39,771	$73,869	$30,594	$159,404
Interest income	163,222	1,329,829	65,825	1,246,895	519,453
Securities lending income	—	—	198	—	337
Total investment income	168,373	1,369,600	139,892	1,277,489	679,194
EXPENSES:
Unitary advisory fee	48,160	439,271	191,554	423,173	631,797
Broker interest expense	—	29,620	18,928	15,720	171,334
Income tax expense	—	29,748	—	—	—
Total expenses	48,160	498,639	210,482	438,893	803,131
Fee waiver by Adviser	—	—	(26,651)	—	(46,571)
Net expenses	48,160	498,639	183,831	438,893	756,560
Net investment income/(loss)	120,213	870,961	(43,939)	838,596	(77,366)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,232,684)	5,057,898	363,303	333,339	3,657,910
Investments in affiliated securities	—	—	—	—	28,390
In-kind redemptions in unaffiliated securities	—	3,526,819	2,230,664	6,175,921	530,406
In-kind redemptions in affiliated securities	—	—	—	—	377
Written options expired or closed	1,051,158	(5,813,347)	(1,851,680)	(4,770,001)	(2,250,133)
Net realized gain (loss)	(181,526)	2,771,370	742,287	1,739,259	1,966,950
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,207,228	(784,473)	3,649,793	(2,408,041)	20,860,846
Investments in affiliated securities	—	—	—	—	310,629
Written options	917,746	861,282	220,159	2,066,521	1,474,015
Net change in unrealized appreciation (depreciation)	2,124,974	76,809	3,869,952	(341,520)	22,645,490
Net realized and unrealized gain (loss)	1,943,448	2,848,179	4,612,239	1,397,739	24,612,440
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,063,661	$3,719,140	$4,568,300	$2,236,335	$ 24,535,074

(a)	Inception date of the Fund was February 12, 2026.
(b)	Inception date of the Fund was July 7, 2025.
(c)	Inception date of the Fund was October 30, 2025.
(d)	Inception date of the Fund was September 29, 2025.
The accompanying notes are an integral part of these financial statements.

30

KURV ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026 (Continued)

	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF
INVESTMENT INCOME:
Dividend income	$11,815	$3,296	$13,399	$5,703	$5,130
Interest income	525,088	170,020	488,292	262,077	356,504
Total investment income	536,903	173,316	501,691	267,780	361,634
EXPENSES:
Investment advisory fee	182,557	56,627	177,585	83,560	110,038
Broker interest expense	5,598	—	—	4,516	149
Total expenses	188,155	56,627	177,585	88,076	110,187
Fee waiver by Adviser	(25,399)	(7,879)	(24,708)	(11,626)	(15,310)
Net expenses	162,756	48,748	152,877	76,450	94,877
Net investment income	374,147	124,568	348,814	191,330	266,757
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,518,553)	(934,364)	(3,095,468)	(883,316)	(3,163,635)
In-kind redemptions	5,465,731	2,261,733	11,609,615	189,196	932,689
Written options expired or closed	2,033,464	180,057	1,262,967	(304,104)	1,205,778
Net realized gain (loss)	4,980,642	1,507,426	9,777,114	(998,224)	(1,025,168)
Net change in unrealized appreciation (depreciation) on:
Investments	310,797	233,664	(359,117)	474,771	(1,967,253)
Written options	103,757	56,334	(465,731)	512,128	(948,279)
Net change in unrealized appreciation (depreciation)	414,554	289,998	(824,848)	986,899	(2,915,532)
Net realized and unrealized gain (loss)	5,395,196	1,797,424	8,952,266	(11,325)	(3,940,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,769,343	$ 1,921,992	$9,301,080	$180,005	$ (3,673,943)

The accompanying notes are an integral part of these financial statements.

31

KURV ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026 (Continued)

Kurv Yield Premium Strategy Tesla (TSLA) ETF
INVESTMENT INCOME:
Dividend income	$23,273
Interest income	762,082
Total investment income	785,355
EXPENSES:
Investment advisory fee	252,713
Broker interest expense	46,913
Total expenses	299,626
Fee waiver by Adviser	(35,160)
Net expenses	264,466
Net investment income	520,889
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,624,840)
In-kind redemptions	6,423,006
Written options expired or closed	4,199,094
Net realized gain (loss)	2,997,260
Net change in unrealized appreciation (depreciation) on:
Investments	(113,088)
Written options	894,130
Net change in unrealized appreciation (depreciation)	781,042
Net realized and unrealized gain (loss)	3,778,302
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,299,191

The accompanying notes are an integral part of these financial statements.

32

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Kurv Copper & Mining Enhanced Income ETF	Kurv Gold Enhanced Income ETF	Kurv High Income ETF	Kurv Silver Enhanced Income ETF
	Period Ended May 31, 2026(a)	Period Ended May 31, 2026(b)	Period Ended May 31, 2026(c)	Period Ended May 31, 2026(d)
OPERATIONS:
Net investment income (loss)	$120,213	$870,961	$(43,939)	$838,596
Net realized gain (loss)	(181,526)	2,771,370	742,287	1,739,259
Net change in unrealized appreciation (depreciation)	2,124,974	76,809	3,869,952	(341,520)
Net increase (decrease) in net assets from operations	2,063,661	3,719,140	4,568,300	2,236,335
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(409,666)	(3,791,067)	(1,980,640)	(2,271,706)
From return of capital	(262,334)	(2,036,433)	(2,981,460)	(8,229,294)
Total distributions to shareholders	(672,000)	(5,827,500)	(4,962,100)	(10,501,000)
CAPITAL TRANSACTIONS:
Shares sold	28,077,434	104,071,115	44,310,531	126,594,696
Shares redeemed	—	(919,264)	(2,836,959)	(11,401,298)
Net increase (decrease) in net assets from capital transactions	28,077,434	103,151,851	41,473,572	115,193,398
Net increase (decrease) in net assets	29,469,095	101,043,491	41,079,772	106,928,733
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 29,469,095	$ 101,043,491	$ 41,079,772	$ 106,928,733
SHARES TRANSACTIONS
Shares sold	1,190,000	3,360,000	1,960,000	3,510,000
Shares redeemed	—	(30,000)	(140,000)	(280,000)
Total increase (decrease) in shares outstanding	1,190,000	3,330,000	1,820,000	3,230,000

(a)	Inception date of the Fund was February 12, 2026.
(b)	Inception date of the Fund was July 7, 2025.
(c)	Inception date of the Fund was October 30, 2025.
(d)	Inception date of the Fund was September 29, 2025.
The accompanying notes are an integral part of these financial statements.

33

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Technology Titans Select ETF			Kurv Yield Premium Strategy Amazon (AMZN) ETF
	Year Ended May 31, 2026	Period Ended May 31, 2025(a)	Period Ended November 30, 2024(b)	Year Ended May 31,
				2026	2025
OPERATIONS:
Net investment income (loss)	$(77,366)	$112,294	$11,480	$374,147	$118,675
Net realized gain (loss)	1,966,950	(566,945)	49,797	4,980,642	(1,004,969)
Net change in unrealized appreciation (depreciation)	22,645,490	(206,499)	266,687	414,554	157,028
Net increase (decrease) in net assets from operations	24,535,074	(661,150)	327,964	5,769,343	(729,266)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,182,963)	(129,954)	(69,013)	(788,977)	(269,432)
From return of capital	(4,588,437)	(615,547)	—	(2,261,023)	(1,108,958)
Total distributions to shareholders	(10,771,400)	(745,501)	(69,013)	(3,050,000)	(1,378,390)
CAPITAL TRANSACTIONS:
Shares sold	93,034,460	18,205,043	3,699,672	13,710,813	13,580,082
Shares redeemed	(1,137,803)	—	—	(5,862,718)	—
Net increase (decrease) in net assets from capital transactions	91,896,657	18,205,043	3,699,672	7,848,095	13,580,082
Net increase (decrease) in net assets	105,660,331	16,798,392	3,958,623	10,567,438	11,472,426
NET ASSETS:
Beginning of the period	20,757,015	3,958,623	—	12,661,407	1,188,981
End of the period	$ 126,417,346	$ 20,757,015	3,958,623	$ 23,228,845	$ 12,661,407
SHARES TRANSACTIONS
Shares sold	3,230,000	680,000	150,000	510,000	420,000
Shares redeemed	(40,000)	—	—	(200,000)	—
Total increase (decrease) in shares outstanding	3,190,000	680,000	150,000	310,000	420,000

(a)	Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through May 31, 2025.
(b)	Inception date of the Fund was July 22, 2024.
The accompanying notes are an integral part of these financial statements.

34

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Yield Premium Strategy Apple (AAPL) ETF		Kurv Yield Premium Strategy Google (GOOGL) ETF
	Year Ended May 31,		Year Ended May 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$124,568	$69,735	$348,814	$111,087
Net realized gain (loss)	1,507,426	(136,271)	9,777,114	(728,308)
Net change in unrealized appreciation (depreciation)	289,998	(305,046)	(824,848)	72,980
Net increase (decrease) in net assets from operations	1,921,992	(371,582)	9,301,080	(544,241)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(124,568)	(261,979)	(348,814)	(149,798)
From return of capital	(521,932)	(190,019)	(1,918,686)	(627,634)
Total distributions to shareholders	(646,500)	(451,998)	(2,267,500)	(777,432)
CAPITAL TRANSACTIONS:
Shares sold	2,598,140	5,464,217	17,443,480	7,601,894
Shares redeemed	(1,442,111)	(1,594,276)	(4,105,046)	—
Net increase (decrease) in net assets from capital transactions	1,156,029	3,869,941	13,338,434	7,601,894
Net increase (decrease) in net assets	2,431,521	3,046,361	20,372,014	6,280,221
NET ASSETS:
Beginning of the year	3,808,761	762,400	7,815,998	1,535,777
End of the year	$6,240,282	$3,808,761	$ 28,188,012	$ 7,815,998
SHARES TRANSACTIONS
Shares sold	110,000	220,000	440,000	260,000
Shares redeemed	(60,000)	(70,000)	(110,000)	—
Total increase (decrease) in shares outstanding	50,000	150,000	330,000	260,000

The accompanying notes are an integral part of these financial statements.

35

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Yield Premium Strategy Microsoft (MSFT) ETF		Kurv Yield Premium Strategy Netflix (NFLX) ETF
	Year Ended May 31,		Year Ended May 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$191,330	$72,142	$266,757	$103,637
Net realized gain (loss)	(998,224)	(136,827)	(1,025,168)	521,984
Net change in unrealized appreciation (depreciation)	986,899	307,882	(2,915,532)	2,174,330
Net increase (decrease) in net assets from operations	180,005	243,197	(3,673,943)	2,799,951
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(837,376)	(111,186)	(388,143)	(706,754)
From return of capital	(600,124)	(301,560)	(1,267,857)	(574,920)
Total distributions to shareholders	(1,437,500)	(412,746)	(1,656,000)	(1,281,674)
CAPITAL TRANSACTIONS:
Shares sold	8,451,508	5,071,764	4,797,199	14,055,446
Shares redeemed	(266,693)	(687,213)	(5,792,304)	(4,190,214)
Net increase (decrease) in net assets from capital transactions	8,184,815	4,384,551	(995,105)	9,865,232
Net increase (decrease) in net assets	6,927,320	4,215,002	(6,325,048)	11,383,509
NET ASSETS:
Beginning of the year	5,317,142	1,102,140	12,322,633	939,124
End of the year	$ 12,244,462	$ 5,317,142	$5,997,585	$ 12,322,633
SHARES TRANSACTIONS
Shares sold	400,000	200,000	150,000	400,000
Shares redeemed	(10,000)	(30,000)	(190,000)	(120,000)
Total increase (decrease) in shares outstanding	390,000	170,000	(40,000)	280,000

The accompanying notes are an integral part of these financial statements.

36

KURV ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Kurv Yield Premium Strategy Tesla (TSLA) ETF
	Year Ended May 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$520,889	$146,503
Net realized gain (loss)	2,997,260	(1,133,347)
Net change in unrealized appreciation (depreciation)	781,042	1,326,097
Net increase (decrease) in net assets from operations	4,299,191	339,253
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(520,889)	(1,026,404)
From return of capital	(5,146,611)	(3,153,283)
Total distributions to shareholders	(5,667,500)	(4,179,687)
CAPITAL TRANSACTIONS:
Shares sold	8,532,115	26,376,156
Shares redeemed	(5,650,175)	(3,248,654)
Net increase (decrease) in net assets from capital transactions	2,881,940	23,127,502
Net increase (decrease) in net assets	1,513,631	19,287,068
NET ASSETS:
Beginning of the year	22,258,229	2,971,161
End of the year	$ 23,771,860	$ 22,258,229
SHARES TRANSACTIONS
Shares sold	410,000	1,000,000
Shares redeemed	(250,000)	(140,000)
Total increase (decrease) in shares outstanding	160,000	860,000

The accompanying notes are an integral part of these financial statements.

37

Kurv Copper & Mining Enhanced Income ETF
Financial Highlights
For a share outstanding throughout the period presented

Period Ended May 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.17
Net realized and unrealized gain (loss) on investments	0.49
Total from investment operations	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)
Net realized gains	(0.29)
Return of capital	(0.35)
Total distributions	(0.90)
Net asset value, end of period	$24.76
Total return(c)	2.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,469
Ratio of expenses to average net assets(d)	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.47%
Portfolio turnover rate(c)(e)	—%

(a)	Inception date of the Fund was February 12, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

Kurv Gold Enhanced Income ETF
Financial Highlights
For a share outstanding throughout the period presented

Period Ended May 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.57
Net realized and unrealized gain (loss) on investments	8.07
Total from investment operations	8.64
LESS DISTRIBUTIONS FROM:
Net investment income	(1.29)
Net realized gains	(1.23)
Return of capital	(0.78)
Total distributions	(3.30)
Net asset value, end of period	$30.34
Total return(c)	35.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,043
Ratio of expenses to average net assets(d)	1.12%
Ratio of operational expenses to average net assets excluding broker interest and tax expense(d)	0.99%
Ratio of net investment income (loss) to average net assets(d)	1.96%
Portfolio turnover rate(c)(e)	—%

(a)	Inception date of the Fund was July 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

Kurv High Income ETF
Financial Highlights
For a share outstanding throughout the period presented

Period Ended May 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments	1.35
Total from investment operations	1.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Net realized gains	(1.95)
Return of capital	(1.78)
Total distributions	(3.75)
Net asset value, end of period	$22.57
Total return(c)	7.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,080
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)(e)	1.26%
After expense waiver/recoupment(d)(e)	1.10%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)(e)	0.99%
Ratio of net investment income (loss) to average net assets(d)(e)	(0.26)%
Portfolio turnover rate(c)(f)	12%

(a)	Inception date of the Fund was October 30, 2025.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

Kurv Silver Enhanced Income ETF
Financial Highlights
For a share outstanding throughout the period presented

Period Ended May 31, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.48
Net realized and unrealized gain (loss) on investments	12.92
Total from investment operations	13.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)
Net realized gains	(1.32)
Return of capital	(3.32)
Total distributions	(5.30)
Net asset value, end of period	$33.10
Total return(c)	54.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,929
Ratio of expenses to average net assets(d)	1.03%
Ratio of operational expenses to average net assets excluding broker interest expense(d)	0.99%
Ratio of net investment income (loss) to average net assets(d)	1.96%
Portfolio turnover rate(c)(e)	—%

(a)	Inception date of the Fund was September 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

Kurv Technology Titans Select ETF
Financial Highlights
For a share outstanding throughout the year or periods presented

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)	Period Ended November 30, 2024(b)
PER SHARE DATA:
Net asset value, beginning of period	$25.01	$26.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(c)(d)	(0.03)	0.18	0.09
Net realized and unrealized gain (loss) on investments	10.76	(0.46)	1.83
Total from investment operations	10.73	(0.28)	1.92
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.19)	(0.53)
Capital gains	(3.06)	—	—
Return of capital	(1.23)	(0.91)	—
Total distributions	(4.29)	(1.10)	(0.53)
Net asset value, end of period	$31.45	$25.01	$26.39
Total return(e)	46.38%	−0.99%	7.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$126,417	$20,757	$3,959
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)(g)	1.26%	2.90%	6.47%
After expense waiver/recoupment(f)(g)	1.19%	1.35%	1.35%
Ratio of net operational expenses to average net assets excluding broker interest expense(f)(g)	0.92%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(f)(g)	−0.12%	1.45%	1.05%
Portfolio turnover rate(e)(h)	35%	26%	42%

(a)	Fund changed its fiscal year end from November 30 to May 31. The current period represents activity from December 1, 2024 through May 31, 2025.
(b)	Inception date of the Fund was July 22, 2024.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

Kurv Yield Premium Strategy Amazon (AMZN) ETF
Financial Highlights
For a share outstanding throughout the years or period presented

	Year Ended May 31,		Period Ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$27.52	$29.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.65	0.59	0.71
Net realized and unrealized gain (loss) on investments	7.40	3.26	6.39
Total from investment operations	8.05	3.85	7.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(3.00)	(2.38)
Capital gains	(0.93)	—	—
Return of capital	(3.63)	(3.05)	—
Total distributions	(5.40)	(6.05)	(2.38)
Net asset value, end of period	$30.17	$27.52	$29.72
Total return(c)	32.93%	13.16%	29.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,229	$12,661	$1,189
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.19%	2.51%	1.15%
After expense waiver/recoupment(d)	1.03%	2.35%	0.99%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.36%	2.05%	4.15%
Portfolio turnover rate(c)(e)	—%	—%	—%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

Kurv Yield Premium Strategy Apple (AAPL) ETF
Financial Highlights
For a share outstanding throughout the years or period presented

	Year Ended May 31,		Period Ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$21.16	$25.41	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.60	0.72	0.66
Net realized and unrealized gain (loss) on investments	8.42	(0.09)	1.50
Total from investment operations	9.02	0.63	2.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(3.67)	(0.69)
Return of capital	(2.42)	(1.21)	(1.06)
Total distributions	(3.05)	(4.88)	(1.75)
Net asset value, end of period	$27.13	$21.16	$25.41
Total return(c)	46.16%	0.27%	8.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,240	$3,809	$762
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.15%	1.76%	1.15%
After expense waiver/recoupment(d)	0.99%	1.60%	0.99%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.53%	2.93%	4.39%
Portfolio turnover rate(c)(e)	—%	—%	—%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

Kurv Yield Premium Strategy Google (GOOGL) ETF
Financial Highlights
For a share outstanding throughout the years or period presented

	Year Ended May 31,		Period Ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$25.21	$30.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.82	0.68	0.69
Net realized and unrealized gain (loss) on investments	23.06	(1.58)	7.04
Total from investment operations	23.88	(0.90)	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	(1.49)	(2.01)
Return of capital	(3.99)	(3.12)	—
Total distributions	(5.05)	(4.61)	(2.01)
Net asset value, end of period	$44.04	$25.21	$30.72
Total return(c)	101.97%	−3.28%	31.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,188	$7,816	$1,536
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.15%	2.25%	1.15%
After expense waiver/recoupment(d)	0.99%	2.09%	0.99%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.26%	2.52%	4.22%
Portfolio turnover rate(c)(e)	—%	—%	—%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Financial Highlights
For a share outstanding throughout the years or period presented

	Year Ended May 31,		Period Ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$25.32	$27.55	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.62	0.68
Net realized and unrealized gain (loss) on investments	(0.79)	0.77	3.69
Total from investment operations	(0.21)	1.39	4.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(1.44)	(1.82)
Capital gains	(2.52)	—	—
Return of capital	(1.43)	(2.18)	—
Total distributions	(4.70)	(3.62)	(1.82)
Net asset value, end of period	$20.41	$25.32	$27.55
Total return(c)	−1.60%	5.83%	17.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,244	$5,317	$1,102
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.21%	2.18%	1.15%
After expense waiver/recoupment(d)	1.05%	2.02%	0.99%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.63%	2.50%	4.24%
Portfolio turnover rate(c)(e)	—%	—%	—%

(a)	Inception date of the Fund was October 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Financial Highlights
For a share outstanding throughout the years or period presented

	Year Ended May 31,		Period Ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$39.75	$31.30	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.88	0.71	0.74
Net realized and unrealized gain (loss) on investments	(12.97)	15.87	8.57
Total from investment operations	(12.09)	16.58	9.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.86)	(6.05)	(3.01)
Capital gains	(0.39)	—	—
Return of capital	(4.20)	(2.08)	—
Total distributions	(5.45)	(8.13)	(3.01)
Net asset value, end of period	$22.21	$39.75	$31.30
Total return(c)	−33.22%	60.49%	38.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,998	$12,323	$939
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.15%	2.29%	1.15%
After expense waiver/recoupment(d)	0.99%	2.13%	0.99%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.79%	2.02%	4.18%
Portfolio turnover rate(c)(e)	—%	—%	—%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Financial Highlights
For a share outstanding throughout the years or period presented

	Year Ended May 31,		Period Ended May 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$22.04	$19.81	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.50	0.31	0.68
Net realized and unrealized gain (loss) on investments	3.28	10.37	(2.38)
Total from investment operations	3.78	10.68	(1.70)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(4.38)	(1.28)
Return of capital	(4.99)	(4.07)	(2.21)
Total distributions	(5.50)	(8.45)	(3.49)
Net asset value, end of period	$20.32	$22.04	$19.81
Total return(c)	19.66%	56.53%	−7.71%(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,772	$22,258	$2,971
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.36%	3.18%	1.15%
After expense waiver/recoupment(d)	1.20%	3.02%	0.99%
Ratio of net operational expenses to average net assets excluding broker interest expense(d)	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	2.37%	1.40%	5.35%
Portfolio turnover rate(c)(e)	—%	96%	—%

(a)	Inception date of the Fund was October 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	If the fund had not been reimbursed for $17,249.78 for the amount of the trade error, the total return would be (8.25%), for a total return reduction of (0.54%).
The accompanying notes are an integral part of these financial statements.

48

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026
NOTE 1 – ORGANIZATION
The Kurv ETF Trust, formerly known as the Esoterica Thematic Trust, (the “Trust”), was organized as a Delaware statutory trust on July 2, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of May 31, 2026, the Trust consists of twelve operational exchange-traded funds (“ETFs”) of which eleven are included in this report: Kurv Copper & Mining Enhanced Income ETF (“KCOP”), Kurv Gold Enhanced Income ETF (“KGLD”), Kurv High Income ETF (“KYLD”), Kurv Silver Enhanced Income ETF (“KSLV”), Kurv Technology Titans Select ETF (“KQQQ”), Kurv Yield Premium Strategy Amazon (AMZN) ETF (“AMZP”), Kurv Yield Premium Strategy Apple (AAPL) ETF (“AAPY”), Kurv Yield Premium Strategy Google (GOOGL) ETF (“GOOP”), Kurv Yield Premium Strategy Microsoft (MSFT) ETF (“MSFY”), Kurv Yield Premium Strategy Netflix (NFLX) ETF (“NFLP”), and Kurv Yield Premium Strategy Tesla (TSLA) ETF (“TSLP”), (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds.
The investment objective and classification of each Fund:

Fund	Investment Objective	Classification
KCOP	Seeks to maximize total return.	Non-diversified
KGLD	Seeks to maximize total return.	Non-diversified
KYLD	Seeks to provide high income.	Non-diversified
KSLV	Seeks to maximize total return.	Non-diversified
KQQQ	Seeks to maximize total return, consistent with prudent management.	Non-diversified
AMZP	Seeks to provide current income.	Non-diversified
AAPY	Seeks to provide current income.	Non-diversified
GOOP	Seeks to provide current income.	Non-diversified
MSFY	Seeks to provide current income.	Non-diversified
NFLP	Seeks to provide current income.	Non-diversified
TSLP	Seeks to provide current income.	Non-diversified

Kurv Investment Management LLC (the “Adviser”) is the investment adviser to each Fund.
Prior to November 18, 2024, AMZP, AAPY, GOOP, MSFY, NFLP, and TSLP were each a series of NEOS ETF Trust (the “Predecessor Funds”). The Predecessor Funds were reorganized, from NEOS ETF Trust, a Delaware statutory trust, to a corresponding series of the Trust. This qualified as a tax-free reorganization under the Internal Revenue Code. As a series of the Trust, the Funds are a continuation of the identically-named Predecessor Fund managed by the Adviser. Prior to the reorganization, NEOS Investment Management LLC served as sub-adviser to the Predecessor Funds. The Funds and the Predecessor Funds have the same investment objective and principal investment strategies. On the date of the reorganization the Funds received net assets of the corresponding Predecessor Fund and shareholders of the Predecessor Funds received shares of the corresponding Fund as follows:

	Net Assets	Fund Shares Received
AMZP	$3,101,995	100,000
AAPY	1,617,923	60,000
GOOP	3,215,639	110,000
MSFY	2,289,532	90,000
NFLP	2,799,612	80,000
TSLP	7,317,199	270,000

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial

49

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by the Adviser and are not subject to recoupment.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the Delta-Adjusted at Close (“DAC”) price, if available. If no DAC price is available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service determined by the Funds’ policies. If there is no Theoretical price for the valuation day available, FLEX Options shall be valued at the last sale price on the exchange on which they principally trade. In the event no price can be obtained from a Pricing Service, no exchange pricing or no DAC pricing is available, the value shall be determined in accordance with the Funds’ policies.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated to each Fund the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such

50

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of May 31, 2026, there were no securities internally fair valued and/or valued using a Level 3 valuation.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1  –
Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2  –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –
Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
KCOP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,822,479	$—	$5,822,479
U.S. Treasury Bills	—	24,735,875	—	24,735,875
Money Market Funds	287,368	—	—	287,368
Total Investments	$287,368	$30,558,354	$—	$30,845,722
Liabilities:
Investments:
Written Options	$—	$(1,331,601)	$—	$(1,331,601)
Total Investments	$—	$(1,331,601)	$—	$(1,331,601)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
KGLD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,500,282	$—	$12,500,282
U.S. Treasury Bills	—	90,223,054	—	90,223,054
Money Market Funds	1,334,941	—	—	1,334,941
Total Investments	$1,334,941	$ 102,723,336	$—	$ 104,058,277
Liabilities:
Investments:
Written Options	$—	$(3,690,034)	$—	$(3,690,034)
Total Investments	$—	$(3,690,034)	$—	$(3,690,034)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

51

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
KYLD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 21,824,436	$—	$—	$21,824,436
Exchange Traded Funds	6,222,731	—	—	6,222,731
Purchased Options	—	1,162,268	—	1,162,268
U.S. Treasury Bills	—	9,158,032	—	9,158,032
Money Market Funds	2,223,282	—	—	2,223,282
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	370,520
Total Investments	$ 30,270,449	$10,320,300	$—	$40,961,269
Liabilities:
Investments:
Written Options	$—	$(1,040,311)	$—	$(1,040,311)
Total Investments	$—	$(1,040,311)	$—	$(1,040,311)

Refer to the Schedule of Investments for further desegregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

There were no transfers into or out of Level 3 fair value measurements during the reporting period.
KSLV

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$23,185,093	$—	$23,185,093
U.S. Treasury Bills	—	88,114,696	—	88,114,696
Money Market Funds	2,594,757	—	—	2,594,757
Total Investments	$2,594,757	$ 111,299,789	$—	$ 113,894,546
Liabilities:
Investments:
Written Options	$—	$(9,573,962)	$—	$(9,573,962)
Total Investments	$—	$(9,573,962)	$—	$(9,573,962)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

52

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
KQQQ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 90,787,205	$—	$—	$90,787,205
Purchased Options	—	5,706,640	—	5,706,640
Exchange Traded Funds	1,629,625	—	—	1,629,625
U.S. Treasury Bills	—	17,894,307	—	17,894,307
Money Market Funds	6,654,025	—	—	6,654,025
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	69,750
Total Investments	$ 99,070,855	$23,600,947	$—	$ 122,741,552
Liabilities:
Investments:
Written Options	$—	$(1,943,054)	$—	$(1,943,054)
Total Investments	$—	$(1,943,054)	$—	$(1,943,054)

Refer to the Schedule of Investments for further desegregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

AMZP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,926,507	$—	$3,926,507
U.S. Treasury Bills	—	15,376,367	—	15,376,367
Money Market Funds	5,670,844	—	—	5,670,844
Total Investments	$5,670,844	$19,302,874	$—	$24,973,718
Liabilities:
Investments:
Written Options	$—	$(1,585,378)	$—	$(1,585,378)
Total Investments	$—	$(1,585,378)	$—	$(1,585,378)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

53

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
AAPY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$858,609	$—	$858,609
U.S. Treasury Bills	—	5,297,677	—	5,297,677
Money Market Funds	262,789	—	—	262,789
Total Investments	$262,789	$6,156,286	$—	$ 6,419,075
Liabilities:
Investments:
Written Options	$—	$(279,072)	$—	$(279,072)
Total Investments	$—	$(279,072)	$—	$(279,072)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
GOOP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,606,081	$—	$4,606,081
U.S. Treasury Bills	—	18,897,492	—	18,897,492
Money Market Funds	5,515,866	—	—	5,515,866
Total Investments	$5,515,866	$23,503,573	$—	$ 29,019,439
Liabilities:
Investments:
Written Options	$—	$(1,974,856)	$—	$(1,974,856)
Total Investments	$—	$(1,974,856)	$—	$(1,974,856)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
MSFY

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,430,598	$—	$2,430,598
U.S. Treasury Bills	—	9,905,824	—	9,905,824
Money Market Funds	118,194	—	—	118,194
Total Investments	$118,194	$12,336,422	$—	$ 12,454,616
Liabilities:
Investments:
Written Options	$—	$(108,943)	$—	$(108,943)
Total Investments	$—	$(108,943)	$—	$(108,943)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.

54

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
NFLP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$377,229	$—	$377,229
U.S. Treasury Bills	—	6,282,742	—	6,282,742
Money Market Funds	114,158	—	—	114,158
Total Investments	$114,158	$6,659,971	$—	$ 6,774,129
Liabilities:
Investments:
Written Options	$—	$(778,593)	$—	$(778,593)
Total Investments	$—	$(778,593)	$—	$(778,593)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
TSLP

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,280,289	$—	$5,280,289
U.S. Treasury Bills	—	17,846,798	—	17,846,798
Money Market Funds	304,703	—	—	304,703
Total Investments	$304,703	$23,127,087	$—	$23,431,790
Liabilities:
Investments:
Written Options	$—	$(253,354)	$—	$(253,354)
Total Investments	$—	$(253,354)	$—	$(253,354)

Refer to the Schedule of Investments for further desegregation of investment categories.
There were no transfers into or out of Level 3 fair value measurements during the reporting period.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A) for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is

55

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract.

Refer to Note 2 (A) for a pricing description. Refer to Note 2 (H) for further derivative disclosures and Note 2 (D) for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.
D.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. However, the previous three year’s tax returns remain open for examination. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of May 31, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period or year ended May 31, 2026.

G.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

56

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
H.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

For the period or year ended May 31, 2026, the market value of the Funds’ average derivative volume is described below:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Purchased Option Contracts	Written Option Contracts
KCOP	$2,754,570	$(1,411,326)
KGLD	9,718,829	(2,147,926)
KYLD	534,579	(583,367)
KSLV	16,582,380	(6,576,132)
KQQQ	1,994,144	(1,238,578)
AMZP	2,313,222	(777,252)
AAPY	545,113	(194,542)
GOOP	2,684,048	(690,169)
MSFY	648,539	(463,074)
NFLP	867,424	(602,227)
TSLP	3,044,306	(1,512,608)

The fair value of derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities for the Funds as of May 31, 2026:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Purchased Option Contracts Equity	Written Option Contracts Equity
KCOP	$5,822,479	$ 1,331,601
KGLD	12,500,282	3,690,034
KYLD	1,162,268	1,040,311
KSLV	23,185,093	9,573,962
KQQQ	5,706,640	1,943,054
AMZP	3,926,507	1,585,378
AAPY	858,609	279,072
GOOP	4,606,081	1,974,856
MSFY	2,430,598	108,943
NFLP	377,229	778,593
TSLP	5,280,289	253,354

57

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
The effect of derivative instruments not accounted for as hedging instruments on the Statements of Operations for the year or period ended May 31, 2026 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Net Realized Gain (Loss) on Derivatives Recognized in Income		Net Change in Unrealized Appreciation/ Depreciation on Derivatives
	Purchased Option Contracts*	Written Option Expired or Closed	Purchased Option Contracts**	Written Option Contracts
KCOP	$(1,232,668)	$1,051,158	$1,215,614	$917,746
KGLD	8,585,233	(5,813,347)	(742,477)	861,282
KYLD	928,818	(1,851,680)	220,754	220,159
KSLV	6,511,910	(4,770,001)	(2,376,861)	2,066,521
KQQQ	2,049,683	(2,250,133)	1,404,963	1,474,015
AMZP	2,948,157	2,033,464	310,301	103,757
AAPY	1,327,585	180,057	233,609	56,334
GOOP	8,515,720	1,262,967	(354,964)	(465,731)
MSFY	(702,013)	(304,104)	477,257	512,128
NFLP	(1,000,645)	1,205,778	(1,970,276)	(948,279)
TSLP	(1,202,171)	4,199,094	(117,150)	894,130

*	The amounts disclosed are included in the realized gain (loss) on investments in securities.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions.

For the period or year ended May 31, 2026, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
KCOP	$—	$—
KGLD	29,748	(29,748)
KYLD	(2,230,664)	2,230,664
KSLV	2,155	(2,155)
KQQQ	(527,550)	527,550
AMZP	(5,465,731)	5,465,731
AAPY	(2,261,733)	2,261,733
GOOP	(11,609,615)	11,609,615
MSFY	(189,196)	189,196
NFLP	(932,689)	932,689
TSLP	(6,423,006)	6,423,006

J.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Trust’s President, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Security Transactions and Investment Income. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs

58

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on an accrual basis.
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management. The Adviser acts as each Fund’s investment adviser pursuant to investment advisory agreements with the Trust (the “Investment Advisory Agreements”).
Under the terms of each Investment Advisory Agreement, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”). The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a monthly unitary advisory fee at an annual rate of:

KCOP	0.99%
KGLD	0.99%
KYLD	1.15%
KSLV	0.99%
KQQQ	0.99%
AMZP	1.15%
AAPY	1.15%
GOOP	1.15%
MSFY	1.15%
NFLP	1.15%
TSLP	1.15%

For the year or period ended May 31, 2026, the table below represents the amount each Fund incurred in advisory fees:

Advisory Fees
KCOP	$48,160
KGLD	439,271
KYLD	191,554
KSLV	423,173
KQQQ	631,797
AMZP	182,557
AAPY	56,627
GOOP	177,585
MSFY	83,560
NFLP	110,038
TSLP	252,713

Under each Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
For each of the Funds listed below, the Adviser has contractually agreed to limit current Operating Expenses so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such

59

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed the percentage of average daily net assets as detailed below (“Operating Expenses Limitation Agreement”):

	Expense Limitation	Expiration
KYLD	0.99%	October 31, 2026
KQQQ	0.92%*	September 30, 2026
AMZP	0.99%	September 30, 2026
AAPY	0.99%	September 30, 2026
GOOP	0.99%	September 30, 2026
MSFY	0.99%	September 30, 2026
NFLP	0.99%	September 30, 2026
TSLP	0.99%	September 30, 2026

*	The Expense Limitation of 0.92% became effective September 29, 2025. The previous Expense Limitation of 0.79% expired on July 31, 2025.
These fee waivers and expense reimbursements are subject to possible recoupment from each listed Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the expense limit in effect at the time of the waiver or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s Adviser.
Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each listed Fund pursuant to the terms of the Operating Expenses Limitation Agreement. Such repayment would increase each listed Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each listed Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. The repayment cannot cause the listed Funds’ expense ratios to exceed the lesser of the expense limits in place at the time of the waiver or the expense limits in place at the time of recoupment. For the year or period ended May 31, 2026, the Funds did not repay any expenses to the Adviser.
As of May 31, 2026, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires May 31, 2027*	Expires May 31, 2028*	Expires May 31, 2029*
KYLD	$—	$—	$26,651
KQQQ	—	6,281	46,571
AMZP	714	9,267	25,399
AAPY	524	3,811	7,879
GOOP	600	7,045	24,708
MSFY	639	4,612	11,626
NFLP	589	8,200	15,310
TSLP	1,238	16,767	35,160

*	Represents total eligible recoupment available.
As of May 31, 2026, the amounts eligible for repayment and the associated period of expiration for KQQQ prior to conversion to a unitary fee structure are as follows:

	Expires November 30, 2027	Expires November 30, 2028*
KQQQ	$38,886	$130,720

*	Represents total eligible recoupment available.

60

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
Administrator, Custodian, Transfer Agent and Accounting Agent. U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
Distribution. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 8. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
PINE Advisors LLC (“PINE”) provides treasury and compliance services to the Funds pursuant to a service agreement.
For the year or period ended May 31, 2026, the Funds did not incur fees from the service providers described above as the Adviser bore all such costs.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities, options contracts and in-kind transactions, during the period or year ended May 31, 2026, were as follows:

	Purchases	Sales
KCOP	$—	$—
KGLD	—	—
KYLD	2,803,347	9,875,172
KSLV	—	—
KQQQ	17,264,011	27,497,217
AMZP	—	—
AAPY	—	—
GOOP	—	—
MSFY	—	—
NFLP	7,881,000	6,194,750
TSLP	—	—

The costs of purchases and sales of in-kind transactions, excluding short-term securities and options contracts, during the period or year ended May 31, 2026, were as follows:

	Purchases In-Kind	Sales In-Kind
KCOP	$—	$—
KGLD	—	—
KYLD	38,703,194	8,723,817
KSLV	—	—
KQQQ	67,336,220	582,129
AMZP	—	—
AAPY	—	—
GOOP	—	—
MSFY	—	—
NFLP	—	—
TSLP	—	—

61

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
NOTE 5 – TRANSACTIONS WITH AFFILIATES
KQQQ transactions with affiliates represent holdings for which the Fund and the underlying Kurv ETFs have the same investment adviser.
The Fund had the following transactions with such affiliated Kurv ETFs during the year ended May 31, 2026:

	GOOP	TSLP	Total
Value, Beginning of Year	$339,291	$388,858	$728,149
Purchases	534,296	999,037	1,533,333
Proceeds from Sales	(354,477)	(338,035)	(692,512)
Return of Capital	(71,137)	(207,604)	(278,741)
Net Realized Gains (Losses)	9,026	19,741	28,767
Net change in unrealized appreciation (depreciation)	238,855	71,774	310,629
Value, End of Year	$695,854	$933,771	$1,629,625
Shares, Beginning of Year	13,446	17,596	31,042
Number of Shares Purchased	14,433	42,702	57,135
Number of Shares Sold	(12,100)	(14,414)	(26,514)
Shares, End of Year	15,779	45,884	61,663

NOTE 6 – TAX MATTERS
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.
The tax character of the distributions paid for each Fund during the year or period ended May 31, 2026 and 2025 are as follows:

	Year or Period Ended May 31, 2026			Year or Period Ended May 31, 2025
	Ordinary Income	Long-Term Cap Gain	Return of Capital	Ordinary Income	Return of Capital
KCOP	$120,213	$289,453	$262,334	$—	$—
KGLD	2,056,639	1,734,428	2,036,433	—	—
KYLD	1,980,640	—	2,981,460	—	—
KSLV	1,412,764	858,942	8,229,294	—	—
KQQQ**	6,182,963	—	4,588,437	129,954	615,547
AMZP	788,977	—	2,261,023	269,432	1,108,958
AAPY	124,568	—	521,932	261,979	190,019
GOOP	348,814	—	1,918,686	149,798	627,634
MSFY	837,376	—	600,124	111,186	301,560
NFLP	388,143	—	1,267,857	706,754	574,920
TSLP	520,889	—	5,146,611	1,026,404	3,153,283

*	The tax character is an estimate. The final tax character value to be determined at the end of the fiscal year.
**	The tax character of distributions paid for KQQQ during the period ended November 30, 2024 were ordinary income of $69,013.

62

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At May 31, 2026, the tax basis late year losses and deferred, post October losses of each Fund are as follows:

		Post-October Losses
	Late Year Losses	Short-Term	Long-Term
KCOP	$—	$—	$ —
KGLD	—	—	—
KYLD	62,051	—	—
KSLV	—	—	—
KQQQ	—	—	—
AMZP	—	1,928,607	—
AAPY	—	336,018	—
GOOP	—	—	—
MSFY	—	1,970,293	—
NFLP	—	2,078,490	—
TSLP	—	—	—

Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2026, the following capital loss carryforwards were available:

	Indefinite Short-Term	Indefinite Long-Term	Total
KCOP	$ —	$ —	$ —
KGLD	—	—	—
KYLD	—	—	—
KSLV	—	—	—
KQQQ	—	—	—
AMZP	—	—	—
AAPY	773,693	—	773,693
GOOP	2,560,809	—	2,560,809
MSFY	—	—	—
NFLP	—	—	—
TSLP	5,679,137	—	5,679,137

KQQQ and MSFY utilized the following capital loss carry forwards during the year ended May 31, 2026:

	Short-Term	Long-Term
KQQQ	263,435	9,055
MSFY	3,708	—

As of May 31, 2026, the components of accumulated earnings (losses) for income tax purposes were as follows:

	KCOP	KGLD	KYLD	KSLV
Federal income tax cost of investments	$27,860,127	$100,410,422	$36,094,452	$104,353,800
Aggregate gross unrealized appreciation	1,663,531	—	6,147,781	119
Aggregate gross unrealized (depreciation)	(9,536)	(42,179)	(2,321,275)	(33,335)
Net unrealized appreciation (depreciation)	1,653,995	(42,179)	3,826,506	(33,216)
Undistributed Ordinary Income	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—
Distributable Earnings	—	—	—	—
Accumulated capital and other gain/(loss)	—	—	(3,469,510)	—
Total distributable earnings (accumulated loss)	$1,653,995	$(42,179)	$356,996	$(33,216)

63

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)

	KQQQ	AMZP	AAPY	GOOP
Federal income tax cost of investments	$98,266,347	$22,863,264	$6,079,743	$27,708,335
Aggregate gross unrealized appreciation	25,685,348	540,821	81,505	49,791
Aggregate gross unrealized (depreciation)	(3,153,197)	(15,745)	(21,245)	(713,542)
Net unrealized appreciation (depreciation)	22,532,151	525,076	60,260	(663,751)
Undistributed Ordinary Income	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—
Distributable Earnings	—	—	—	—
Accumulated capital and other gain/(loss)	(5,239,665)	(1,928,607)	(1,109,711)	(2,560,809)
Total distributable earnings (accumulated loss)	$17,292,486	$(1,403,531)	$(1,049,451)	$(3,224,560)

	MSFY	NFLP	TSLP
Federal income tax cost of investments	$11,043,641	$6,673,857	$21,089,154
Aggregate gross unrealized appreciation	1,339,294	73,194	2,095,799
Aggregate gross unrealized (depreciation)	(37,262)	(751,515)	(6,517)
Net unrealized appreciation (depreciation)	1,302,032	(678,321)	2,089,282
Undistributed Ordinary Income	—	—	—
Undistributed Long Term Capital Gains	—	—	—
Distributable Earnings	—	—	—
Accumulated capital and other gain/(loss)	(1,970,293)	(2,078,489)	(5,679,137)
Total distributable earnings (accumulated loss)	$(668,261)	$(2,756,810)	$(3,589,855)

NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Funds are $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the KQQQ are listed and traded on the Nasdaq Exchange (“NASDAQ”). Shares of KCOP, KGLD, KYLD, KSLV, AMZP, AAPY, GOOP, MSFY, NFLP and TSLP are listed and traded on the CBOE BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

64

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Kurv Investment Management LLC, advisor to the Funds, does not have voting power with respect to 25% or more of the outstanding voting securites of any of the Funds.
NOTE 9 – SECURITIES LENDING
Certain Funds may lend up to 331/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the applicable funds were as follows:
Value of Securities on Loan Payable for Collateral Received*

	Value of Securities on Loan	Payable for Collateral Received*
KCOP	$—	$—
KGLD	—	—
KYLD	372,560	370,520
KSLV	—	—
KQQQ	66,150	69,750
AMZP	—	—
AAPY	—	—
GOOP	—	—
MSFY	—	—
NFLP	—	—
TSLP	—	—

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

65

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

Net Securities Lending Income
KCOP	$—
KGLD	—
KYLD	198
KSLV	—
KQQQ	337
AMZP	—
AAPY	—
GOOP	—
MSFY	—
NFLP	—
TSLP	—

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 10 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.
This section discusses certain principal risks encountered by the Funds.
Single Issuer Risk (AMZP, AAPY, GOOP, MSFY, NFLP, TSLP). Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of each Fund, which focuses on an individual security (“Underlying Security”), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Indirect Investment in AMZN Risk (AMZP). Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.
Indirect Investment in APPL Risk (AAPY). Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.
Indirect Investment in GOOGL Risk (GOOP). Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.

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KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
Indirect Investment in MSFT Risk (MSFY). Microsoft Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Microsoft Corporation but will be exposed to the performance of MSFT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Indirect Investment in NFLX Risk (NFLP). Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.
Indirect Investment in TSLA Risk (TSLP). Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.
Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Underlying Security above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.
Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the Underlying Security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the Underlying Security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

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KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.
Currency Risk. The risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.
Distribution Risk. The Funds aim to provide at least monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly or more frequent distributions may consist of a return of capital, which is a return of some or all of the money you invested in a Fund and may not represent the Fund’s net profit. Such distributions may reduce a Fund’s NAV and trading price over time, thus potentially leading to significant losses for investors, especially as the Fund’s returns exclude any dividends paid by the underlying security, which may result in lesser income compared to a direct investment in the underlying security.
Copper Risk (KCOP). The price of copper may be volatile, and copper-related Exchange Traded Products (“ETPs”), including copper-related exchange traded funds, and derivatives may be highly sensitive to the price of copper. Copper is an industrial metal. Consequently, in addition to factors affecting commodities generally copper related investments may be subject to a number of additional factors specific to industrial metals, and in particular copper, which might cause price volatility. These may include, among other things: changes in the level of industrial activity using industrial metals, and in particular copper, including the availability of substitutes such as manmade or synthetic substitutes; disruptions in the supply chain, from mining to storage to smelting or refining; adjustments to inventory; variations in production costs, including storage, labor and energy costs; costs associated with regulatory compliance, including environmental regulations; and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.
Gold Risk (KGLD). The price of gold may be volatile, and gold bullion-related Exchange Traded Products (“ETPs”), including gold bullion-related exchange traded funds, and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.
Silver Risk (KSLV). The price of silver may be volatile, and physical silver-related Exchange Traded Products (“ETPs”), including physical silver-related exchange traded funds, and derivatives may be highly sensitive to the price of silver. The price of physical silver can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical silver has sales commission, storage, insurance and auditing expenses.
Emerging Markets Risk. The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Exchange-Traded Fund (ETF) Structure Risk. The Funds are structured as an exchange traded fund and as a result is subject to special risks, including:
•
Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•
Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.

•
Trading Issues: In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and the Fund’s NAV.

•
Absence of Active Trading Market Risk: An active trading market for a Fund’s shares may not be developed or maintained. Trading in Fund shares on the exchange may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the exchange. If a Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Exchange Traded Product (ETP) Risk (KGLD, KSLV and KCOP). Certain Funds invest in metal-related ETPs. Through its positions in metal-related ETPs, a Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a metal-related ETP could decrease. Many of the metal-related ETPs in which the Funds invest may not be registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not be subject to the regulatory scheme of the 1940 Act. Additionally, many of the metal-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the metal-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When a Fund invests in a metal-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the metal-related ETP’s expenses (including operating costs and management fees).
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
FLEX Options Risk. The Funds may use FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Funds may have difficulty

69

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the Funds are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Asset. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Asset’s price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Funds will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Asset’s price, changes in interest rates and the remaining time to until the FLEX Options expire.
Foreign (Non-U.S.) Investment Risk. The risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.
High Yield Risk. The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.
Implied Volatility Risk (KYLD). When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions, if any, may decline.
Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.
Investing in Other Investment Companies Risk. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

70

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
Leveraging Risk. The risk that certain transactions of the Funds, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.
Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.
Mortgage-Related and Other Asset-Backed Securities Risk. The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Funds may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.
Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.
Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Asset over the call period. This means that if the Underlying Asset experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may

71

KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
significantly underperform the Underlying Asset over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Asset over each call period, but has full exposure to any decreases in value experienced by the Underlying Asset over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Asset. The degree of participation in the Underlying Asset gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Asset, changes in interest rates, changes in the actual or perceived volatility of the Underlying Asset and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Asset changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Asset. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Asset will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Asset. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the Underlying Asset. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the Underlying Asset over the period the investor owns Fund shares.
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
Short Exposure Risk. The risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.
Sovereign Debt Risk. The risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.
Tax Risk. The Funds invest in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the a Fund realizes from its investments. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Fund. The use of derivatives, such as call options, may cause a Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by a Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.
To qualify as a regulated investment company (“RIC”), a Fund must meet certain requirements concerning the source of its income. KGLD, KSLV or KCOP may utilize a wholly-owned subsidiary to provide exposure to a metal in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not

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KURV ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026 (Continued)
“qualifying income,” a Fund may cease to qualify as a RIC because none of the Funds have received a private letter ruling and are not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject a Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
U.S. Government and U.S. Agency Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.
US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.
A more complete description of the principal risks to which each Fund is subject is included in the Funds’prospectus under the heading “Principal Investment Risks”.
NOTE 11 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 12 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

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KURV ETF TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of Kurv Copper & Mining Enhanced Income ETF, Kurv Gold Enhanced Income ETF, Kurv High Income ETF, Kurv Silver Enhanced Income ETF, Kurv Technology Titans Select ETF, Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, Kurv Yield Premium Strategy Tesla (TSLA) ETF, and
Board of Trustees of Kurv ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of each of the funds as listed below (the “Funds”), each a series of Kurv ETF Trust, as of May 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods listed below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Kurv Copper & Mining Enhanced Income ETF	For the period February 12, 2026 (inception date) through May 31, 2026
Kurv Gold Enhanced Income ETF	For the period July 7, 2025 (inception date) through May 31, 2026
Kurv High Income ETF	For the period October 30, 2025 (inception date) through May 31, 2026
Kurv Silver Enhanced Income ETF	For the period September 29, 2025 (inception date) through the May 31, 2026
Kurv Technology Titans Select ETF	For the year ended May 31, 2026	For the year ended May 31, 2026, the period December 1, 2024 through May 31, 2025, and the period July 22, 2024 (inception date) through November 30, 2024
Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF	For the year ended May 31, 2026	For each of the years in the two year period ended May 31, 2026	For each of the years in the two year period ended May 31, 2026, and the period October 30, 2023 (inception date) through May 31, 2024
Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF	For the year ended May 31, 2026	For each of the years in the two year period ended May 31, 2026	For each of the years in the two year period ended May 31, 2026, and the period October 26, 2023 (inception date ) through May 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

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KURV ETF TRUST
Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of Funds managed by Kurv Investment Management LLC since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2026

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KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
TAX INFORMATION
For the fiscal year ended May 31, 2026, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

KCOP	0.00%
KGLD	0.00%
KYLD	2.61%
KSLV	0.00%
KQQQ	14.74%
AMZP	0.00%
AAPY	0.00%
GOOP	0.00%
MSFY	0.00%
NFLP	0.00%
TSLP	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended May 31, 2026 were as follows:

KCOP	0.00%
KGLD	0.00%
KYLD	2.61%
KSLV	0.00%
KQQQ	14.74%
AMZP	0.00%
AAPY	0.00%
GOOP	0.00%
MSFY	0.00%
NFLP	0.00%
TSLP	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.kurvinvest.com.
HOUSEHOLDING
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.kurvinvest.com.

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KURV ETF TRUST
ADDITIONAL INFORMATION (Unaudited) (Continued)
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.kurvinvest.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 955-5878 or by accessing the website of the SEC.
TRUSTEES AND OFFICERS
Information regarding the Trustees and Officers is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 955-5878, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.kurvinvest.com.

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KURV ETF TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

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KURV ETF TRUST
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant.

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KURV ETF TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $12,000 with an additional $2,000 to the Board’s Chair, for his services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
The Funds pay the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Accordingly, while Independent Trustee fees are an obligation of the Trust, they are paid by the Adviser, as are other Trust expenses. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.
Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

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KURV ETF TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Kurv ETF Trust (the “Trust”) held on January 23, 2026, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Kurv Copper & Mining Enhanced Income ETF (the “Copper Fund” or a “New Fund”), and Kurv Investment Management LLC (“Kurv”).
In advance of the Meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of Copper Fund. The materials also included due diligence materials relating to Kurv (including due diligence questionnaires completed by Kurv, select financial information of Kurv, bibliographic information regarding the Copper Fund’s key management and investment advisory personnel, and comparative fee information relating to the Copper Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters.
The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Board relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. The Board reviewed materials provided by Kurv related to the proposed approval of the Advisory Agreement with respect to each of the New Funds, including a review of the personnel who will be performing services for the Trust, Kurv’s compliance and risk management infrastructure, and its financial strength and resources. The Board also noted the extensive responsibilities that Kurv will have as investment adviser to each New Fund, including: adherence to each New Fund’s investment strategy and restrictions, buying and selling of securities and other transactions, voting proxies, managing each New Fund’s derivatives risk management program, arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services

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KURV ETF TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited) (Continued)
necessary for the New Funds to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the New Funds. The Board also considered research support available to, and management capabilities of, Kurv’s management personnel.
Additionally, the Board received satisfactory responses from the representatives of Kurv with respect to a series of questions, including whether Kurv was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board noted that the CCO of the Trust confirmed that Kurv’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Kurv’s representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the New Funds. The Board then reviewed the capitalization of Kurv based on financial information provided by and representations made by Kurv and its representatives. The Board concluded that Kurv has sufficient resources, quality and depth of personnel and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Kurv to the Trust would be satisfactory.
Performance. Because the New Funds had not yet commenced operations, the Board did not consider past performance.
Fees and Expenses. As to the costs of the services to be provided by Kurv, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed unitary fee of each New Fund and overall expenses compared to peer funds selected by Kurv, each of which had similar investment objectives and strategies, as well as the applicable Morningstar category. The Board noted that the unitary fee to be paid by each New Fund would be the same, 0.99%, and that each New Fund, which would have substantially the same structure, would have the same estimated total expense ratios. With respect to the Copper Fund, the Board noted that while the unitary fee, and, therefore net expenses, of the Fund was the highest in its peer group and Morningstar category, its investment strategy was unique in that it provided exposure to both copper and companies involved in copper mining and also employed an options overlay strategy while Funds in the peer group generally provided exposure to copper or companies involved in copper mining and did not employ an options income strategy. With respect to the Bitcoin Fund, the Board noted that while the unitary fee, and, therefore net expenses, of the Fund was at the high end of the peer group average, other funds in the peer group had the same or only slightly lower fee, and the fee was only slightly above the Morningstar category average. With respect to the Ether Fund, the Board noted that the unitary fee, and, therefore net expenses, of the Fund was only slightly above the average for the peer group and Morningstar category. With respect to the XRP Fund, the Board noted that while the unitary fee, and, therefore net expenses, of the Fund was at the high end of the peer group average, its contractual fee was not the highest its peer group, and its fee was only slightly above the Morningstar category average and not the highest in the category. The Board acknowledged Kurv’s belief that level of the unitary fee was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for each of the New Funds. The Board concluded that based on the nature, quality and extent of Kurv’s services to be provided to each New Fund and comparative fee and expense data, the unitary fee to be charged by Kurv and the estimated expenses for each New Fund were not unreasonable.
Profitability. The Board considered the level of profits that could be expected to accrue to Kurv with respect to each New Fund based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by Kurv. The Board considered that the profitability projections were based on estimated costs of Kurv, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from Kurv’s relationship with each New Fund would not be excessive.
Economies of Scale. As to the extent to which each New Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Kurv’s expectations for growth of each New Fund. The Board determined that because the New Funds had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with a New Fund, the Board would seek to have those economies of scale shared with the applicable New Fund in connection with future renewals of the Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

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KURV ETF TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (Unaudited) (Continued)
Fall-Out Benefits. The Board considered potential benefits to Kurv from acting as investment adviser based on the potential success of each New Fund but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Kurv, so that such services do not give rise to “fall-out” benefits for Kurv and its affiliates.
Conclusion. Counsel assisted the Board throughout the agreement review process. The Board members relied upon the advice of counsel, and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Kurv as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that with respect to each New Fund that (a) the terms of the Advisory Agreement are reasonable; (b) the unitary fee is not unreasonable; and (c) the Advisory Agreement is in the best interests of each New Fund and its shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of each New Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

83

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 9. Proxy Disclosure for Open-End Investment Companies.

This is not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kurv ETF Trust

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	August 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Chan
Howard Chan
President/Principal Executive Officer

Date:	August 7, 2026

By:	/s/ Madeline Arment
Madeline Arment
Treasurer/Principal Financial Officer

Date:	August 7, 2026